UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2022

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance
Municipal Income Funds
Annual Report
August 31, 2022

Georgia    •      Maryland    •    Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2022
Eaton Vance
Municipal Income Funds

Eaton Vance
Municipal Income Funds
August 31, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
The 12-month period starting September 1, 2021, encompassed a historic municipal bond sell-off and the worst six-month returns in four decades, as well as the best one-month performance for municipal bonds in over two years.
During the opening months of the period, interest rates rose and bond prices declined, due in part to anticipation that the U.S. Federal Reserve (the Fed) would begin tapering its monthly bond purchases, which had helped hold interest rates down through much of the pandemic.
In late 2021, the Fed confirmed that tapering would begin in November and accelerate during the months to come. U.S. Treasury rates rose in December against the backdrop of inflationary concerns and anticipation that the Fed would begin raising interest rates in 2022. Municipal bond rates, however, were nearly unchanged during the month.
But as the new year began, municipal rates resumed their upward trajectory, as investors appeared to reevaluate the twin threats of persistent inflation and projected interest rate hikes. In February, Russia’s invasion of Ukraine sent shock waves through markets worldwide, exacerbating inflationary pressure on energy and food prices.
As markets recognized the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, the Bloomberg Municipal Bond Index (the Index), a broad measure of the municipal bond market, declined 8.98% during the first six months of 2022 — its worst first-half performance since the 1980s. Municipal bond mutual funds — which had reported net inflows for all but one week in 2021 — recorded their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal bond mutual funds experienced their first net inflows since January 2022. Heightened fears of recession also benefited the asset class, spurring a “flight to quality” that drove investors toward U.S. Treasurys and municipal securities. Expectations that a recession might lead the Fed to temper future rate hikes helped municipal returns as well. As a result, the Index returned 2.64% in July 2022, its best month since May 2020.
But in the final month of the period, municipal performance turned negative again and fund outflows resumed, as investors reacted to statements from Fed officials that they were not done with rate hikes and fighting inflation remained the central bank’s top priority. In August 2022, the Index declined 2.19%.
For the period as a whole, the Index returned -8.63% as interest rates rose and bond prices declined across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys in the short and medium areas of the yield curve — maturities of 10 years and below — but underperformed Treasurys at the 30-year end of the curve during the period.
Fund Performance
For the 12-month period ended August 31, 2022, the Georgia, North Carolina, and South Carolina Funds’ Class A shares at net asset value (NAV) outperformed their benchmark, the Bloomberg Municipal Bond Index (the Index), which returned -8.63%. The Maryland, Missouri, Oregon, and Virginia Funds’ Class A shares at NAV underperformed the Index during the period.
Generally speaking, each Fund’s overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more to capture their potentially higher yields and greater income relative to shorter maturity municipal issues.
State-specific Results
Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned -8.03%, outperforming the -8.63% return of the Index. Contributors to performance versus the Index included an underweight position relative to the Index in the transportation sector; an underweight position in bonds with 17 years or more remaining to maturity, during a period when longer maturity bonds in general underperformed shorter maturity bonds; and security selections in general obligation (GO) bonds. In contrast, detractors from performance versus the Index included an overweight position in the health care sector, security selections and an overweight position in 4% coupon bonds, and security selections in A-rated bonds.
Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned -8.86%, underperforming the -8.63% return of the Index. An overweight position in the health care sector, an overweight position in 4% coupon bonds, and security selections and an overweight position in the education sector all detracted from performance versus the Index during the period. In contrast, security selections and an overweight position in local GO bonds, security selections in BBB-rated bonds, and an underweight position in bonds with 17 years or more remaining to maturity all contributed to relative performance versus the Index.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Income Funds
August 31, 2022
Management’s Discussion of Fund Performance† — continued

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned -8.82%, underperforming the -8.63% return of the Index. Detractors from performance versus the Index included security selections and an overweight position in BBB-rated bonds, during a period when lower credit quality bonds generally underperformed higher credit quality bonds; an overweight position in the health care sector; and security selections and an overweight position in 4% coupon bonds. Contributors to performance relative to the Index included security selections and an overweight position in local GO bonds, an overweight position in AA-rated bonds, and an underweight position in bonds with 22 years or more remaining to maturity.
Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned -8.09%, outperforming the -8.63% return of the Index. Performance versus the Index was helped by security selections in AAA-rated bonds, an underweight position in bonds with 17 years or more remaining to maturity, and security selections in the leasing sector. Detractors from returns versus the Index included an overweight position in the health care sector, security selections in zero-coupon bonds, and security selections in the transportation sector.
Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned -8.84%, underperforming the -8.63% return of the Index. Detractors from performance relative to the Index included an overweight position in zero-coupon bonds, security selections in the education sector, and security selections in 4% coupon bonds. Performance versus the Index benefited from an underweight position in bonds with 22 years or more remaining to maturity, security selections in AAA-rated bonds, and an underweight position in the transportation sector.
Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned -7.69%, outperforming the -8.63% return of the Index. An underweight position in bonds with 17 years or more remaining to maturity, security selections in local GO bonds, and security selections in BBB-rated bonds all contributed to returns relative to the Index. In contrast, detractors from performance versus the Index included an overweight position in 4% coupon bonds, an underweight position in AAA-rated bonds, and security selections in the transportation sector.
Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned -9.30%, underperforming the -8.63% return of the Index. Detractors from relative performance versus the Index included an overweight position in the health care sector, security selections and an overweight position in 4% coupon bonds, and security selections in AAA-rated bonds. Contributors to performance relative to the Index included an underweight position in bonds with 17 years or more remaining to maturity, security selections in BBB-rated bonds, and security selections and an underweight position in the leasing sector.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2022
Performance

Portfolio Manager(s) Trevor G. Smith and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	(8.03)%	0.81%	1.86%
Class A with 3.25% Maximum Sales Charge	—	—	(11.04)	0.14	1.52
Class C at NAV	04/25/2006	12/23/1991	(8.73)	0.06	1.24
Class C with 1% Maximum Deferred Sales Charge	—	—	(9.63)	0.06	1.24
Class I at NAV	03/03/2008	12/23/1991	(7.93)	1.01	2.05

Bloomberg Municipal Bond Index	—	—	(8.63)%	1.28%	2.25%
Bloomberg Georgia Municipal Bond Index	—	—	(8.42)	1.10	2.05
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.96%	1.20%	2.17%
Taxable-Equivalent Distribution Rate	3.67	2.25	4.05
SEC 30-day Yield	2.04	1.34	2.31
Taxable-Equivalent SEC 30-day Yield	3.81	2.52	4.32
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2012	$11,317	N.A.
Class I, at minimum investment	$1,000,000	08/31/2012	$1,225,417	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2022
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	(8.86)%	0.66%	1.52%
Class A with 3.25% Maximum Sales Charge	—	—	(11.84)	(0.01)	1.18
Class C at NAV	05/02/2006	02/03/1992	(9.48)	(0.09)	0.91
Class C with 1% Maximum Deferred Sales Charge	—	—	(10.37)	(0.09)	0.91
Class I at NAV	03/03/2008	02/03/1992	(8.66)	0.86	1.73

Bloomberg Municipal Bond Index	—	—	(8.63)%	1.28%	2.25%
Bloomberg Maryland Municipal Bond Index	—	—	(8.04)	0.98	1.82
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.47%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.94%	1.20%	2.14%
Taxable-Equivalent Distribution Rate	3.62	2.25	4.00
SEC 30-day Yield	2.17	1.49	2.45
Taxable-Equivalent SEC 30-day Yield	4.06	2.78	4.58
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2012	$10,954	N.A.
Class I, at minimum investment	$1,000,000	08/31/2012	$1,186,960	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	(8.82)%	0.93%	1.94%
Class A with 3.25% Maximum Sales Charge	—	—	(11.80)	0.26	1.60
Class C at NAV	02/16/2006	05/01/1992	(9.42)	0.18	1.33
Class C with 1% Maximum Deferred Sales Charge	—	—	(10.31)	0.18	1.33
Class I at NAV	08/03/2010	05/01/1992	(8.62)	1.11	2.13

Bloomberg Municipal Bond Index	—	—	(8.63)%	1.28%	2.25%
Bloomberg Missouri Municipal Bond Index	—	—	(8.54)	1.43	2.38
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.25%	1.53%	2.45%
Taxable-Equivalent Distribution Rate	4.19	2.85	4.55
SEC 30-day Yield	2.12	1.43	2.39
Taxable-Equivalent SEC 30-day Yield	3.95	2.67	4.44
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2012	$11,409	N.A.
Class I, at minimum investment	$1,000,000	08/31/2012	$1,235,128	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	(8.09)%	0.69%	1.77%
Class A with 3.25% Maximum Sales Charge	—	—	(11.06)	0.02	1.43
Class C at NAV	05/02/2006	10/23/1991	(8.71)	(0.05)	1.16
Class C with 1% Maximum Deferred Sales Charge	—	—	(9.61)	(0.05)	1.16
Class I at NAV	03/03/2008	10/23/1991	(7.88)	0.92	1.98

Bloomberg Municipal Bond Index	—	—	(8.63)%	1.28%	2.25%
Bloomberg North Carolina Municipal Bond Index	—	—	(8.60)	0.86	1.80
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.78%	1.02%	1.98%
Taxable-Equivalent Distribution Rate	3.28	1.87	3.65
SEC 30-day Yield	1.97	1.28	2.24
Taxable-Equivalent SEC 30-day Yield	3.64	2.36	4.13
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2012	$11,225	N.A.
Class I, at minimum investment	$1,000,000	08/31/2012	$1,217,134	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	(8.84)%	0.88%	1.44%
Class A with 3.25% Maximum Sales Charge	—	—	(11.80)	0.22	1.11
Class C at NAV	03/02/2006	12/24/1991	(9.52)	0.12	0.84
Class C with 1% Maximum Deferred Sales Charge	—	—	(10.42)	0.12	0.84
Class I at NAV	08/03/2010	12/24/1991	(8.77)	1.08	1.64

Bloomberg Municipal Bond Index	—	—	(8.63)%	1.28%	2.25%
Bloomberg Oregon Municipal Bond Index	—	—	(9.21)	1.10	2.18
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.11%	1.35%	2.31%
Taxable-Equivalent Distribution Rate	4.28	2.73	4.69
SEC 30-day Yield	2.15	1.46	2.42
Taxable-Equivalent SEC 30-day Yield	4.35	2.96	4.91
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2012	$10,875	N.A.
Class I, at minimum investment	$1,000,000	08/31/2012	$1,177,225	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	(7.69)%	0.82%	1.86%
Class A with 3.25% Maximum Sales Charge	—	—	(10.70)	0.16	1.52
Class C at NAV	01/12/2006	10/02/1992	(8.44)	0.05	1.25
Class C with 1% Maximum Deferred Sales Charge	—	—	(9.35)	0.05	1.25
Class I at NAV	03/03/2008	10/02/1992	(7.60)	1.00	2.05

Bloomberg Municipal Bond Index	—	—	(8.63)%	1.28%	2.25%
Bloomberg South Carolina Municipal Bond Index	—	—	(8.78)	1.51	2.48
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.82%	1.07%	2.02%
Taxable-Equivalent Distribution Rate	3.46	2.02	3.84
SEC 30-day Yield	2.02	1.34	2.29
Taxable-Equivalent SEC 30-day Yield	3.84	2.54	4.35
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	1.97%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2012	$11,321	N.A.
Class I, at minimum investment	$1,000,000	08/31/2012	$1,225,461	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2022
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	(9.30)%	0.54%	1.62%
Class A with 3.25% Maximum Sales Charge	—	—	(12.22)	(0.12)	1.29
Class C at NAV	02/08/2006	07/26/1991	(9.99)	(0.19)	1.01
Class C with 1% Maximum Deferred Sales Charge	—	—	(10.87)	(0.19)	1.01
Class I at NAV	03/03/2008	07/26/1991	(9.09)	0.76	1.83

Bloomberg Municipal Bond Index	—	—	(8.63)%	1.28%	2.25%
Bloomberg Virginia Municipal Bond Index	—	—	(8.26)	1.03	2.00
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.68%	1.43%	0.48%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.20%	1.46%	2.40%
Taxable-Equivalent Distribution Rate	4.12	2.73	4.50
SEC 30-day Yield	2.09	1.40	2.36
Taxable-Equivalent SEC 30-day Yield	3.90	2.61	4.42
% Total Leverage[5]
RIB Financing	1.44%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2012	$11,055	N.A.
Class I, at minimum investment	$1,000,000	08/31/2012	$1,199,206	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Municipal Income Funds
August 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Eaton Vance
Municipal Income Funds
August 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Expenses Paid During Period* (3/1/22 – 8/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 949.10	$3.29	0.67%
Class C	$1,000.00	$ 946.00	$6.97	1.42%
Class I	$1,000.00	$ 950.20	$2.31	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.83	$3.41	0.67%
Class C	$1,000.00	$1,018.05	$7.22	1.42%
Class I	$1,000.00	$1,022.84	$2.40	0.47%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2022.

Eaton Vance
Municipal Income Funds
August 31, 2022
Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Expenses Paid During Period* (3/1/22 – 8/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 937.90	$3.42	0.70%
Class C	$1,000.00	$ 935.10	$7.07	1.45%
Class I	$1,000.00	$ 940.10	$2.45	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.68	$3.57	0.70%
Class C	$1,000.00	$1,017.90	$7.38	1.45%
Class I	$1,000.00	$1,022.69	$2.55	0.50%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2022.
Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Expenses Paid During Period* (3/1/22 – 8/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 941.30	$3.52	0.72%
Class C	$1,000.00	$ 938.50	$7.18	1.47%
Class I	$1,000.00	$ 942.40	$2.55	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.58	$3.67	0.72%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.58	$2.65	0.52%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2022.

Eaton Vance
Municipal Income Funds
August 31, 2022
Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Expenses Paid During Period* (3/1/22 – 8/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 949.70	$3.24	0.66%
Class C	$1,000.00	$ 946.10	$6.97	1.42%
Class I	$1,000.00	$ 950.90	$2.26	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.88	$3.36	0.66%
Class C	$1,000.00	$1,018.05	$7.22	1.42%
Class I	$1,000.00	$1,022.89	$2.35	0.46%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2022.
Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Expenses Paid During Period* (3/1/22 – 8/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 939.10	$3.32	0.68%
Class C	$1,000.00	$ 936.30	$6.98	1.43%
Class I	$1,000.00	$ 940.00	$2.35	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.78	$3.47	0.68%
Class C	$1,000.00	$1,018.00	$7.27	1.43%
Class I	$1,000.00	$1,022.79	$2.45	0.48%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2022.

Eaton Vance
Municipal Income Funds
August 31, 2022
Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Expenses Paid During Period* (3/1/22 – 8/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 951.20	$3.39	0.69%
Class C	$1,000.00	$ 946.90	$7.07	1.44%
Class I	$1,000.00	$ 951.20	$2.41	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.73	$3.52	0.69%
Class C	$1,000.00	$1,017.95	$7.32	1.44%
Class I	$1,000.00	$1,022.74	$2.50	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2022.
Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Expenses Paid During Period* (3/1/22 – 8/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 940.80	$3.62	0.74%
Class C	$1,000.00	$ 937.20	$7.32	1.50%
Class I	$1,000.00	$ 942.00	$2.69	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class C	$1,000.00	$1,017.64	$7.63	1.50%
Class I	$1,000.00	$1,022.43	$2.80	0.55%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2022.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.7%
Security	Principal Amount (000's omitted)	Value
Education — 8.5%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$ 1,044,400
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	471,542
5.00%, 6/15/37	520	575,370
Georgia Private Colleges and Universities Authority, (Agnes Scott College):
4.00%, 6/1/34	400	402,552
5.00%, 6/1/33	565	620,155
Georgia Private Colleges and Universities Authority, (Emory University):
5.00%, 10/1/31	245	264,693
5.00%, 9/1/32	1,000	1,193,930
5.00%, 9/1/37	1,000	1,111,470
5.00%, 10/1/38	1,000	1,073,600
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	912,240
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 5.00%, 4/1/32	750	835,222
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	249,945
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,289,520
		$ 10,044,639
Electric Utilities — 3.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$ 996,270
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/36	475	468,545
4.00%, 3/1/37	1,000	971,180
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	751,545
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	889,680
		$ 4,077,220
Escrowed/Prerefunded — 5.7%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$ 1,033,320
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	$850	$ 925,693
Columbia County, GA, Prerefunded to 7/1/27, 5.00%, 1/1/28	1,000	1,106,340
Columbus, GA, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	521,470
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	605	679,796
Forsyth County Water and Sewerage Authority, GA, Prerefunded to 4/1/24, 5.00%, 4/1/27	1,100	1,144,990
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,090,900
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	180	185,344
		$ 6,687,853
General Obligations — 19.4%
Bartow County School District, GA, 5.00%, 10/1/24	$1,200	$ 1,263,480
Bleckley County School District, GA, 5.00%, 10/1/42	1,000	1,109,040
Bryan County School District, GA:
4.00%, 8/1/33	500	518,015
4.00%, 8/1/34	435	447,154
5.00%, 8/1/25	1,080	1,158,980
Cherokee County School System, GA:
5.00%, 2/1/29	1,000	1,059,890
5.00%, 2/1/33	500	570,365
Clarke County School District, GA, 5.00%, 9/1/24	1,900	1,996,653
DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,103,580
Forsyth County Public Facilities Authority, GA, (Forsyth County School District), 4.00%, 2/1/31	290	303,404
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,120,100
5.00%, 2/1/37	500	552,280
Fulton County, GA, 5.00%, 7/1/31	1,000	1,105,220
Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,022,440
Georgia:
4.00%, 7/1/35	1,000	1,038,410
5.00%, 2/1/28	1,500	1,593,585
Gwinnett County School District, GA, 5.00%, 2/1/23	1,000	1,011,210
Harris County School District, GA, 4.00%, 3/1/33	275	291,736
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	612,887

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jackson County School District, GA:
5.00%, 3/1/30	$1,000	$ 1,143,130
5.00%, 3/1/32	1,000	1,132,900
Lee County School District, GA, 5.00%, 2/1/27	700	775,775
Puerto Rico, 5.625%, 7/1/29	500	538,510
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,083,820
Worth County School District, GA, 5.00%, 12/1/37	235	255,654
		$ 22,808,218
Hospital — 15.3%
Augusta Development Authority, GA, (AU Health System, Inc.):
5.00%, 7/1/25	$345	$ 340,791
5.00%, 7/1/29	560	541,806
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/39	500	545,320
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	438,485
4.00%, 7/1/37	500	498,940
5.00%, 7/1/29	500	540,525
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	526,170
Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	400,260
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,829,975
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.):
4.00%, 7/1/39	1,000	974,120
5.00%, 7/1/32	1,500	1,601,295
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,312,550
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,461,570
5.00%, 2/15/30	850	953,164
5.00%, 2/15/37	1,000	1,053,370
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	233,710
4.00%, 8/1/38	500	464,165
5.00%, 8/1/28	650	675,487
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/42	1,250	1,323,875
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,385,657
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.):
4.00%, 7/1/43	$500	$ 459,725
5.50%, 7/1/30	500	509,450
		$ 18,070,410
Industrial Development Revenue — 4.1%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$ 2,235,640
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	697,050
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	964,070
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	476,865
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	500	481,625
		$ 4,855,250
Insured - Electric Utilities — 4.8%
Georgia Municipal Electric Authority, (AGM), 5.00%, 7/1/37	$1,470	$ 1,594,818
Griffin, GA, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,007,880
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	596,208
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,077,908
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	998,777
(NPFG), 5.25%, 7/1/34	420	424,750
		$ 5,700,341
Insured - General Obligations — 1.0%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,238,251
		$ 1,238,251
Insured - Lease Revenue/Certificates of Participation — 1.9%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$ 744,477
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,509,310
		$ 2,253,787

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$ 100,163
		$ 100,163
Insured - Water and Sewer — 3.0%
Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$ 499,495
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,745,454
Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	500	506,925
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	533,325
Jackson County Water and Sewerage Authority, GA, (BAM), 4.00%, 9/1/29	210	227,092
		$ 3,512,291
Lease Revenue/Certificates of Participation — 7.9%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,098,000
Downtown Savannah Authority, GA, 4.00%, 8/1/25	2,495	2,607,649
Downtown Smyrna Development Authority, GA, 5.00%, 2/1/26	2,690	2,918,731
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	548,225
Gwinnett County Water and Sewerage Authority, GA, 4.00%, 8/1/25	2,000	2,092,020
		$ 9,264,625
Other Revenue — 1.8%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	$2,000	$ 2,101,040
		$ 2,101,040
Senior Living/Life Care — 1.8%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(1)	$800	$ 746,616
4.00%, 4/1/30(1)	970	876,832
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	522,285
		$ 2,145,733
Special Tax Revenue — 4.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 316,869
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$ 792,375
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/43	1,000	1,065,570
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,069,990
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	970,100
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,082,095
		$ 5,296,999
Transportation — 8.8%
Atlanta, GA, Airport Revenue:
5.00%, 1/1/31	$1,000	$ 1,030,230
(AMT), 4.00%, 7/1/39	600	576,072
(AMT), 5.00%, 7/1/27	2,500	2,702,800
(AMT), 5.00%, 7/1/29	1,250	1,376,962
Georgia Ports Authority:
4.00%, 7/1/47	3,000	2,879,850
5.00%, 7/1/29	750	864,758
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	923,535
		$ 10,354,207
Water and Sewer — 6.6%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$ 1,118,970
Camden County Public Service Authority, GA, (City of St. Marys), 4.00%, 12/1/30	1,000	1,086,900
Carroll County Water Authority, GA:
4.00%, 7/1/28	770	825,964
4.00%, 7/1/32	110	118,520
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	404,947
Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	268,135
Fulton County, GA, Water and Sewerage Revenue:
3.00%, 1/1/37	1,000	894,940
5.00%, 1/1/33	1,500	1,511,820

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	$500	$ 490,595
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,057,990
		$ 7,778,781
Total Tax-Exempt Municipal Obligations (identified cost $120,259,997)		$116,289,808
Total Investments — 98.7% (identified cost $120,259,997)		$116,289,808
Other Assets, Less Liabilities — 1.3%		$ 1,529,961
Net Assets — 100.0%		$117,819,769
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $2,421,942 or 2.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 6.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 92.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$ 982,360
		$ 982,360
Education — 8.6%
Baltimore County, MD, (McDonogh School), 4.00%, 9/1/35	$440	$ 447,440
District of Columbia, (Gallaudet University):
4.00%, 4/1/33	165	167,019
4.00%, 4/1/34	160	160,557
4.00%, 4/1/35	200	198,026
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,063,470
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	377,719
5.00%, 6/1/32	495	525,225
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	964,700
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,055,032
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/52	1,000	941,340
5.00%, 6/1/29	125	140,571
University System of Maryland, 4.00%, 4/1/34	1,000	1,037,640
		$ 7,078,739
Escrowed/Prerefunded — 1.5%
Baltimore, MD, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$ 150,497
Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,055,160
		$ 1,205,657
General Obligations — 32.8%
Anne Arundel County, MD:
5.00%, 10/1/25	$1,940	$ 2,092,600
5.00%, 10/1/36	1,000	1,102,910
5.00%, 10/1/44	1,000	1,111,450
Baltimore County, MD:
4.00%, 3/1/40	1,000	1,013,670
5.00%, 11/1/31	1,000	1,153,120
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Baltimore, MD:
4.00%, 10/15/25	$1,350	$ 1,352,524
5.00%, 10/15/26	275	302,800
Caroline County, MD, 3.00%, 1/15/37	1,335	1,187,723
Frederick County, MD:
5.00%, 8/1/24	1,000	1,049,810
5.00%, 10/1/28	2,300	2,632,327
5.00%, 8/1/31	675	801,320
Harford County, MD, 5.00%, 10/1/28	2,250	2,575,102
Howard County, MD, 4.00%, 8/15/36	1,000	1,041,000
Montgomery County, MD:
4.00%, 11/1/33	1,065	1,127,963
5.00%, 8/1/23(1)	2,000	2,049,420
(SPA: U.S. Bank, N.A.), 1.03%, 11/1/37(2)	700	700,000
Prince George's County, MD:
5.00%, 7/1/23	1,500	1,532,700
5.00%, 7/1/26	2,000	2,193,440
Puerto Rico, 5.625%, 7/1/29	750	807,765
Worcester County, MD, 4.00%, 8/1/33	1,000	1,048,840
		$ 26,876,484
Hospital — 6.9%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 4.00%, 1/1/38	$200	$ 195,024
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	1,000	1,069,990
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	452,860
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,044,260
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,050,380
Maryland Health and Higher Educational Facilities Authority, (UPMC):
4.00%, 4/15/45	500	466,830
5.00%, 4/15/32	275	304,876
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,046,150
		$ 5,630,370
Housing — 11.9%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,056,600

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration, 2.30%, 9/1/35	$1,000	$ 822,120
Maryland Community Development Administration, Social Bonds:
1.40%, 9/1/28	790	708,772
1.65%, 9/1/29	805	717,231
1.80%, 9/1/30	630	554,255
4.40%, 9/1/37	1,000	1,003,610
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	275,193
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	150	150,567
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	977,400
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	175,034
2.00%, 1/1/32	200	172,642
2.05%, 7/1/32	200	170,988
2.10%, 1/1/33	220	185,379
2.125%, 7/1/33	220	183,852
(FHLMC), (FNMA), (GNMA), (LOC: TD Bank, N.A.), 1.68%, 1/1/49(3)	2,620	2,620,000
		$ 9,773,643
Industrial Development Revenue — 0.3%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(4)	$295	$ 287,590
		$ 287,590
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$ 137,025
		$ 137,025
Insured - Escrowed/Prerefunded — 2.7%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,080	$ 2,221,378
		$ 2,221,378
Insured - Hospital — 4.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,341,656
		$ 3,341,656
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.6%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$500	$ 501,490
		$ 501,490
Senior Living/Life Care — 6.3%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 922,170
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	1,006,540
4.00%, 1/1/40	105	105,454
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,050	1,039,867
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	515,730
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	983,240
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	500	567,290
		$ 5,140,291
Special Tax Revenue — 2.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$300	$ 316,869
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(4)	1,000	821,490
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	276,759
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	500	485,050
		$ 1,900,168
Transportation — 8.6%
Maryland Department of Transportation, (Baltimore/Washington International Thurgood Marshall Airport), (AMT), 5.00%, 8/1/29	$520	$ 569,863
Maryland Economic Development Corp., (Purple Line Light Rail), Green Bonds, (AMT), 5.00%, 11/12/28	500	532,685
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	259,803
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	539,545
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	967,590
Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	971,970
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/40	750	718,177
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/31	1,000	1,098,080
Green Bonds, 5.00%, 7/15/46	1,250	1,377,737
		$ 7,035,450

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 4.4%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/30(1)	$500	$ 576,315
Baltimore, MD, (Water Projects):
4.00%, 7/1/37	1,010	1,027,039
4.00%, 7/1/38	445	446,713
4.00%, 7/1/39	455	453,553
Washington Suburban Sanitary District, MD, 5.00%, 6/15/30	1,000	1,113,800
		$ 3,617,420
Total Tax-Exempt Municipal Obligations (identified cost $79,450,689)		$ 75,729,721

Taxable Municipal Obligations — 8.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.9%
Maryland, 0.41%, 8/1/23	$2,000	$ 1,943,640
Watertown, CT:
2.05%, 10/15/31	305	257,194
2.50%, 10/15/36	275	220,831
		$ 2,421,665
Hospital — 2.1%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 936,590
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	773,630
		$ 1,710,220
Housing — 2.6%
Maryland Community Development Administration, (SPA: TD Bank, N.A.), 2.38%, 9/1/33(3)	$2,100	$ 2,100,000
		$ 2,100,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 261,000
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage): (continued)
2.593%, 8/1/27	$260	$ 243,126
$ 504,126
Total Taxable Municipal Obligations (identified cost $7,161,160)		$ 6,736,011
Total Investments — 100.6% (identified cost $86,611,849)		$ 82,465,732
Other Assets, Less Liabilities — (0.6)%		$ (456,405)
Net Assets — 100.0%		$ 82,009,327
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2022.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2022.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $1,425,949 or 1.7% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.7% of total investments.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.0%
Security	Principal Amount (000's omitted)	Value
Education — 6.6%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$ 1,092,880
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,016,760
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 1.15%, 3/1/40(1)	500	500,000
University of Missouri:
5.00%, 11/1/25	1,000	1,055,160
5.00%, 11/1/30	1,000	1,167,940
		$ 4,832,740
Electric Utilities — 2.8%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$ 1,031,210
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,055,440
		$ 2,086,650
General Obligations — 29.1%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$ 821,842
Center School District No. 58, MO, 4.00%, 3/1/38	1,000	1,008,120
Excelsior Springs School District No. 40, MO, 5.00%, 3/1/39	820	922,008
Fenton Fire Protection District, MO:
4.00%, 3/1/37	400	405,780
4.00%, 3/1/38	500	504,060
Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,075,170
Francis Howell R-III School District, MO, 4.00%, 3/1/30	1,500	1,594,890
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	937,011
Hazelwood School District, MO, 5.00%, 3/1/27	1,000	1,104,330
Independence School District, MO, 5.50%, 3/1/34	1,000	1,112,630
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/39	1,850	1,962,498
Jefferson City School District, MO:
5.00%, 3/1/36	1,000	1,073,790
5.00%, 3/1/38	500	540,210
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,104,270
Kansas City, MO:
3.125%, 2/1/39	1,000	854,930
5.00%, 2/1/32	450	497,102
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	$1,000	$ 1,036,310
Puerto Rico, 5.625%, 7/1/29	500	538,510
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,104,730
Springfield School District No. R-12, MO, 5.00%, 3/1/33	1,000	1,013,190
University City School District, MO:
0.00%, 2/15/32	1,000	721,080
0.00%, 2/15/33	1,000	690,000
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	706,251
		$ 21,328,712
Hospital — 19.5%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center), 5.00%, 6/1/39	$1,000	$ 1,032,100
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	948,490
4.15%, 1/1/32	1,000	1,005,470
5.00%, 1/1/30	1,000	1,033,010
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/42	1,000	974,330
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,224,662
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,001,860
Missouri Health and Educational Facilities Authority, (Lake Regional Health System):
4.00%, 2/15/35	390	372,883
4.00%, 2/15/36	580	550,884
4.00%, 2/15/51	1,000	863,760
5.00%, 2/15/27	225	240,422
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 6/1/53	1,500	1,389,030
5.00%, 11/15/47	1,000	1,047,320
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System):
4.00%, 11/15/33	1,480	1,484,647
4.00%, 11/15/42	500	467,950
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	600	647,208
		$ 14,284,026
Housing — 3.4%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$825	$ 699,518

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA): (continued)
3.00%, 11/1/39	$635	$ 565,734
3.00%, 11/1/44	795	760,847
3.75%, 11/1/43	505	495,849
		$ 2,521,948
Industrial Development Revenue — 2.4%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$ 1,736,119
		$ 1,736,119
Insured - Education — 0.3%
Missouri Southern State University:
(AGM), 4.00%, 10/1/37	$85	$ 85,788
(AGM), 4.00%, 10/1/38	70	70,291
(AGM), 4.00%, 10/1/39	55	54,892
		$ 210,971
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 968,202
(NPFG), 5.25%, 7/1/34	215	217,432
		$ 1,185,634
Insured - General Obligations — 1.8%
Fort Zumwalt School District, MO, (BAM), 5.00%, 3/1/29	$800	$ 900,624
Wright City R-II School District, MO:
(AGM), 6.00%, 3/1/28	180	209,857
(AGM), 6.00%, 3/1/29	150	178,192
		$ 1,288,673
Insured - Lease Revenue/Certificates of Participation — 6.3%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 1,956,472
(AMBAC), 0.00%, 4/15/30	2,105	1,669,981
Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	508,065
St. Louis Municipal Library District, MO:
(BAM), 4.00%, 3/15/34	300	313,200
(BAM), 4.00%, 3/15/35	200	206,674
		$ 4,654,392
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 3.7%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,685,595
		$ 2,685,595
Insured - Transportation — 4.6%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,830,340
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	395	396,177
Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,167,430
		$ 3,393,947
Lease Revenue/Certificates of Participation — 1.4%
Washington, MO, Certificates of Participation, 5.00%, 3/1/28	$940	$ 1,043,673
		$ 1,043,673
Other Revenue — 1.6%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 1.15%, 12/1/37(1)	$1,200	$ 1,200,000
		$ 1,200,000
Senior Living/Life Care — 5.6%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
4.00%, 8/1/31	$305	$ 297,649
5.00%, 8/1/40	500	509,195
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/42	1,000	892,670
5.00%, 2/1/31	200	205,352
5.00%, 2/1/35	1,000	1,021,650
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	475,670
5.00%, 9/1/38	250	236,558
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	504,280
		$ 4,143,024
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$300	$ 316,869

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$750	$ 727,575
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	20,977
		$ 1,065,421
Water and Sewer — 1.8%
Kansas City, MO, Water Revenue:
4.00%, 12/1/40	$500	$ 496,715
4.00%, 12/1/41	550	541,651
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36	250	271,060
		$ 1,309,426
Total Tax-Exempt Municipal Obligations (identified cost $70,534,378)		$ 68,970,951
Total Investments — 94.0% (identified cost $70,534,378)		$ 68,970,951
Other Assets, Less Liabilities — 6.0%		$ 4,439,611
Net Assets — 100.0%		$ 73,410,562
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $316,869 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2022
Portfolio of Investments

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$715	$ 704,275
Total Corporate Bonds (identified cost $710,000)		$ 704,275

Tax-Exempt Municipal Obligations — 96.4%
Security	Principal Amount (000's omitted)	Value
Education — 9.1%
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	$1,300	$ 1,308,437
5.00%, 10/1/44	2,000	2,131,380
North Carolina Capital Facilities Finance Agency, (High Point University), 5.00%, 5/1/27	300	326,976
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/27	2,860	3,124,550
University of North Carolina at Chapel Hill, 2.184%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	2,700	2,704,563
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	785,385
4.00%, 10/1/45	250	239,770
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,025,150
5.00%, 4/1/26	660	685,423
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,510,200
Western Carolina University, NC:
4.00%, 4/1/45	1,000	947,700
5.00%, 10/1/36	1,000	1,077,430
		$ 15,866,964
Electric Utilities — 0.8%
Greenville, NC, Combined Enterprise System Revenue:
4.00%, 5/1/32	$190	$ 206,306
5.00%, 5/1/25	1,190	1,269,861
		$ 1,476,167
Escrowed/Prerefunded — 4.6%
Durham Capital Financing Corp., NC, Prerefunded to 6/1/23, 5.00%, 6/1/38	$1,000	$ 1,019,930
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	$250	$ 279,513
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,118,050
North Carolina Medical Care Commission, (United Church Homes and Services), Prerefunded to 9/1/23, 5.00%, 9/1/46	1,000	1,055,070
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	635	671,239
North Carolina Medical Care Commission, (WakeMed), Prerefunded to 10/1/22, 5.00%, 10/1/31	2,000	2,004,460
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,172,342
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	783,727
		$ 8,104,331
General Obligations — 13.8%
Brunswick County, NC:
4.00%, 8/1/31	$1,000	$ 1,083,090
4.00%, 8/1/37	1,605	1,678,734
Charlotte, NC, 5.00%, 6/1/29	1,000	1,155,660
Durham County, NC, 4.00%, 6/1/33	1,785	1,897,312
Durham, NC, 5.00%, 7/1/25	2,785	2,987,832
Forsyth County, NC:
4.00%, 3/1/28	735	783,877
5.00%, 3/1/31	1,000	1,141,100
Greensboro, NC, 5.00%, 2/1/27	650	674,726
North Carolina:
5.00%, 6/1/23	3,260	3,325,984
5.00%, 6/1/30	1,530	1,760,877
Pender County, NC, 5.00%, 3/1/27	1,015	1,102,980
Puerto Rico, 5.625%, 7/1/29	750	807,765
Randolph County, NC, Limited Obligation Bonds:
4.00%, 10/1/38	1,000	1,004,160
4.00%, 10/1/39	500	497,790
Wake County, NC, 5.00%, 4/1/25	1,220	1,301,325
Wilmington, NC, Limited Obligation Bonds:
4.00%, 6/1/35	150	155,899
4.00%, 6/1/37	690	704,794
Winston-Salem, NC, 4.00%, 6/1/29	1,925	2,031,164
		$ 24,095,069

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 15.3%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
5.00%, 1/15/29	$500	$ 566,030
5.00% to 12/1/28 (Put Date), 1/15/50	1,500	1,677,900
5.00% to 12/1/31 (Put Date), 1/15/49	1,000	1,135,750
North Carolina Medical Care Commission, (Cape Fear Valley Health System), Prerefunded to 10/1/22, 5.00%, 10/1/32	2,000	2,004,460
North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	1,350	1,332,058
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/52	3,500	3,315,830
North Carolina Medical Care Commission, (Rex Healthcare, Inc.):
4.00%, 7/1/39	1,000	980,030
5.00%, 7/1/32	1,000	1,044,850
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,133,280
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 2.20% to 12/1/22 (Put Date), 12/1/48	2,170	2,168,915
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/28	1,000	1,101,270
University of North Carolina Hospitals at Chapel Hill:
(SPA: TD Bank, N.A.), 1.65%, 2/1/24(2)	1,135	1,135,000
(SPA: TD Bank, N.A.), 1.65%, 2/1/29(2)	8,295	8,295,000
		$ 26,890,373
Housing — 0.3%
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	$690	$ 551,310
		$ 551,310
Industrial Development Revenue — 0.8%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$1,500	$ 1,468,500
		$ 1,468,500
Insured - Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,036
		$ 35,036
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,350,099
		$ 1,350,099
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 4.2%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$750	$ 806,318
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,086,910
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,094,530
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	6,500	3,963,830
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	440	441,311
		$ 7,392,899
Lease Revenue/Certificates of Participation — 17.7%
Asheville, NC, 5.00%, 4/1/25	$1,530	$ 1,629,220
Buncombe County, NC:
Prerefunded to 6/1/24, 5.00%, 6/1/29	750	783,075
Prerefunded to 6/1/24, 5.00%, 6/1/31	1,000	1,044,100
Buncombe County, NC, Limited Obligation Bonds:
4.00%, 6/1/34	100	105,009
4.00%, 6/1/35	150	155,900
4.00%, 6/1/36	150	154,733
5.00%, 6/1/31	100	115,629
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	1,600	1,778,544
5.00%, 6/1/28	1,000	1,133,480
5.00%, 4/1/29	1,000	1,085,470
5.00%, 4/1/30	1,000	1,084,800
Charlotte, NC:
4.00%, 6/1/35	1,000	1,040,630
4.00%, 6/1/39	1,000	1,002,540
Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	877,222
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/33	200	212,254
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,176,910
Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,317,584
Johnston County Finance Corp., NC, 4.00%, 4/1/36	1,015	1,039,999
Mooresville, NC, Limited Obligation Bonds:
3.00%, 10/1/38	215	189,540
4.00%, 10/1/31	145	157,134
4.00%, 10/1/32	130	139,143
4.00%, 10/1/33	150	159,270
4.00%, 10/1/34	130	136,574
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39	500	561,945
North Carolina, Limited Obligation Bonds:
3.00%, 5/1/34	1,000	939,480

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
North Carolina, Limited Obligation Bonds: (continued)
4.00%, 5/1/33	$1,000	$ 1,053,940
5.00%, 5/1/26	3,500	3,818,150
5.00%, 5/1/29	2,820	3,122,586
Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	421,920
Scotland County, NC, Limited Obligation Bonds:
5.00%, 12/1/29	500	549,890
5.00%, 12/1/31	55	59,897
5.00%, 12/1/33	250	269,817
Wake County, NC, Limited Obligation Bonds:
5.00%, 3/1/26	1,000	1,087,020
5.00%, 9/1/35	1,000	1,123,600
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	500	554,615
		$ 31,081,620
Other Revenue — 1.2%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$ 1,033,510
5.00%, 2/1/25	1,035	1,092,950
		$ 2,126,460
Senior Living/Life Care — 5.3%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,134,420
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	865,900
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,302,769
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	589,464
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,000	920,350
North Carolina Medical Care Commission, (The Forest at Duke):
4.00%, 9/1/33	355	352,192
4.00%, 9/1/34	370	365,826
4.00%, 9/1/41	1,125	1,063,294
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,042,640
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	606,269
		$ 9,243,124
Security	Principal Amount (000's omitted)	Value
Solid Waste — 0.6%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,002,060
		$ 1,002,060
Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$300	$ 316,869
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,750	1,697,675
		$ 2,014,544
Transportation — 12.6%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/25	$875	$ 935,498
5.00%, 7/1/27	1,000	1,109,480
(AMT), 4.00%, 7/1/36	630	613,437
(AMT), 4.00%, 7/1/37	1,000	967,450
(AMT), 5.00%, 7/1/34	1,150	1,245,634
(AMT), 5.00%, 7/1/42	550	571,406
North Carolina Turnpike Authority, (Triangle Expressway System):
4.00%, 1/1/33	2,000	2,090,580
5.00%, 1/1/40	2,500	2,598,625
5.00%, 1/1/43	500	517,405
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,448,000
Raleigh-Durham Airport Authority, NC:
(AMT), 5.00%, 5/1/27	500	539,300
(AMT), 5.00%, 5/1/28	1,510	1,627,644
Series 2017A, (AMT), 5.00%, 5/1/36	2,000	2,101,780
Series 2020A, (AMT), 5.00%, 5/1/36	2,580	2,757,891
		$ 22,124,130
Water and Sewer — 8.1%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 796,395
Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	700	734,937
Buncombe County Metropolitan Sewerage District, NC:
5.00%, 7/1/26	305	319,420
5.00%, 7/1/28	540	566,012
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,501,844
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	754,252
Charlotte, NC, Storm Water Fee Revenue, 3.00%, 12/1/36	400	365,368

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Charlotte, NC, Water and Sewer System Revenue:
5.00%, 7/1/23(5)	$2,000	$ 2,042,340
5.00%, 7/1/31(5)	1,000	1,184,720
Durham, NC, Utility System Revenue:
4.00%, 8/1/34	250	264,730
5.00%, 8/1/29	250	289,282
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,127,686
High Point, NC, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,047,860
Lincoln County, NC, Enterprise System Revenue:
3.00%, 8/1/35	250	229,220
3.00%, 8/1/38	200	172,510
3.00%, 8/1/40	160	134,994
Union County, NC, Enterprise Systems Revenue:
5.00%, 6/1/28	750	850,110
5.00%, 6/1/30	835	954,881
5.00%, 6/1/32	725	821,497
		$ 14,158,058
Total Tax-Exempt Municipal Obligations (identified cost $173,891,294)		$168,980,744

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$ 173,400
		$ 173,400
Other Revenue — 0.2%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 424,915
		$ 424,915
Total Taxable Municipal Obligations (identified cost $700,000)		$ 598,315
Total Investments — 97.1% (identified cost $175,301,294)		$170,283,334
Other Assets, Less Liabilities — 2.9%		$ 5,020,158
Net Assets — 100.0%		$175,303,492

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2022.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $316,869 or 0.2% of the Fund's net assets.
(5)	When-issued security.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 2.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
Oregon, Bond Bank Revenue:
5.00%, 1/1/32	$955	$ 1,021,019
5.00%, 1/1/33	610	650,968
		$ 1,671,987
Education — 5.8%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 590,482
4.00%, 5/1/40	860	814,893
5.00%, 5/1/30	500	521,035
Oregon Facilities Authority, (University of Portland):
5.00%, 4/1/27	500	526,655
5.00%, 4/1/29	500	525,535
5.00%, 4/1/45	1,000	1,014,470
Yamhill County, OR, (George Fox University):
4.00%, 12/1/26	810	834,268
4.00%, 12/1/29	910	946,345
4.00%, 12/1/36	2,585	2,527,587
4.00%, 12/1/46	1,175	1,071,494
		$ 9,372,764
Electric Utilities — 3.2%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 5.00%, 11/1/32(1)	$500	$ 553,955
Green Bonds, 5.00%, 11/1/34(1)	500	549,660
Green Bonds, 5.00%, 11/1/36(1)	500	547,790
Green Bonds, 5.00%, 11/1/39(1)	1,300	1,412,866
Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,140,340
		$ 5,204,611
Escrowed/Prerefunded — 4.4%
Klamath County School District, OR, Prerefunded to 6/15/23, 5.00%, 6/15/29	$1,155	$ 1,178,747
Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	545	557,578
North Clackamas School District No. 12, OR, Clackamas County, Prerefunded to 6/15/24, 5.00%, 6/15/28	2,500	2,614,900
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	$1,000	$ 1,045,960
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, Prerefunded to 9/1/27, 5.00%, 9/1/38	1,500	1,682,160
		$ 7,079,345
General Obligations — 46.1%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$ 1,530,489
Canby School District No. 86, OR, 4.00%, 6/15/38	1,615	1,621,185
Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	3,000	3,289,470
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	384,248
Chemeketa Community College District, OR, 5.00%, 6/15/25	1,000	1,045,200
Coos Bay School District No. 9, OR:
5.00%, 6/15/39	850	946,866
5.00%, 6/15/40	750	833,565
Corvallis School District No. 509J, OR, Benton and Linn Counties:
4.00%, 6/15/36	650	671,879
5.00%, 6/15/27	1,280	1,426,278
David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,559,509
Eugene School District No. 4J, OR, Lane and Linn Counties:
4.00%, 6/15/35	1,900	1,948,260
5.00%, 6/15/26	3,635	3,977,199
Fern Ridge School District 28J, OR, Lane and Douglas Counties, 5.00%, 6/15/25	525	561,041
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,776,730
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/31	200	147,832
0.00%, 6/15/32	400	282,324
0.00%, 6/15/33	500	336,095
Hermiston School District No. 8R, OR, Umatilla County, 0.00%, 6/15/43	2,660	1,046,763
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
4.00%, 6/15/36	925	952,954
5.00%, 6/15/32	2,000	2,188,780
5.00%, 6/15/37	1,605	1,739,306
Jackson County School District No. 6, OR, Central Point:
0.00%, 6/15/45	1,000	348,600
4.00%, 6/15/38	1,385	1,398,407

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lake Oswego School District No. 7J, OR, Clackamas, Multnomah and Washington Counties:
5.00%, 6/1/24	$1,000	$ 1,045,150
5.00%, 6/1/25	1,000	1,067,740
5.00%, 6/1/27	1,000	1,112,470
Lake Oswego, OR:
4.00%, 12/1/31	1,000	1,060,900
5.00%, 6/1/33	2,450	2,491,478
Metro, OR, 4.00%, 6/1/31	1,365	1,458,380
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/35	1,000	1,104,420
5.00%, 6/15/39	1,910	2,082,186
5.00%, 6/15/42	1,500	1,626,465
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,185,180
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	505	506,298
Pendleton School District No. 16R, OR, Umatilla County, 5.00%, 6/15/24	1,220	1,275,803
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	835,800
0.00%, 6/15/30	700	541,954
Portland Community College District, OR:
5.00%, 6/15/29	1,600	1,737,904
5.00%, 6/15/32	795	857,264
Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,328,115
Portland Housing Authority, OR, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,743,014
Portland School District No. 1, OR, Multnomah County, 3.00%, 6/15/35	2,150	1,960,563
Portland, OR, 5.00%, 6/15/25	1,225	1,312,526
Puerto Rico, 5.625%, 7/1/29	750	807,765
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:
0.00%, 6/15/25	460	425,652
0.00%, 6/15/27	3,175	2,763,171
Redmond, OR, 5.00%, 6/1/28	605	631,148
Reynolds School District No. 7, OR, Multnomah County, 3.00%, 6/1/35	200	184,584
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	800,170
0.00%, 6/15/30	1,215	933,497
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/29	1,050	849,198
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Salem-Keizer School District No. 24J, OR: (continued)
5.00%, 6/15/35	$1,025	$ 1,153,566
St. Helens, OR, 4.00%, 8/1/41	2,285	2,294,368
Tigard-Tualatin School District No. 23J, OR, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	2,754,650
Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,129,650
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	747,065
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	138,460
0.00%, 6/15/36	435	248,877
0.00%, 6/15/39	605	293,026
		$ 74,501,437
Hospital — 10.0%
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/22	$250	$ 250,000
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/39	1,000	946,300
5.00%, 8/15/38	2,095	2,245,065
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,541,790
(LOC: TD Bank, N.A.), 1.02%, 8/1/34(2)	6,000	6,000,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	1,000	1,053,000
5.00%, 10/1/30	300	328,842
5.00%, 10/1/35	275	290,914
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,139,410
Union County Hospital Facility Authority, OR, (Grande Ronde Hospital), 5.00%, 7/1/47	375	381,011
		$ 16,176,332
Housing — 1.2%
Oregon Housing and Community Services Department:
(AMT), 3.45%, 1/1/33	$990	$ 979,961
(AMT), 5.15%, 7/1/42	870	883,033
		$ 1,862,994
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,065,022

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority: (continued)
(NPFG), 5.25%, 7/1/34	$2,120	$ 2,143,977
		$ 3,208,999
Insured - General Obligations — 4.7%
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$ 4,678,640
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	836,900
(AGC), 0.00%, 6/1/29	1,225	988,159
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,029,966
		$ 7,533,665
Other Revenue — 2.3%
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$ 237,014
Oregon Department of Administrative Services, Lottery Revenue:
5.00%, 4/1/25	2,000	2,080,540
5.00%, 4/1/33	1,280	1,392,666
		$ 3,710,220
Senior Living/Life Care — 2.5%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 96,761
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	260	262,624
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
1.20%, 6/1/28	500	433,200
4.00%, 12/1/36	1,000	916,120
5.00%, 12/1/36	750	757,935
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	669,030
5.00%, 5/15/24	110	111,695
5.00%, 5/15/25	130	132,789
5.00%, 5/15/26	135	138,426
5.00%, 5/15/33	540	558,349
		$ 4,076,929
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 316,869
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Beaverton, OR, Special Tax Revenue:
4.00%, 6/1/37	$400	$ 413,612
4.00%, 6/1/40	1,000	1,004,060
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,600	1,552,160
		$ 3,286,701
Transportation — 4.9%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/29	$1,890	$ 2,069,872
(AMT), 5.00%, 7/1/29	1,155	1,230,941
(AMT), 5.00%, 7/1/34	1,000	1,050,790
(AMT), 5.00%, 7/1/35	1,300	1,383,330
(AMT), 5.00%, 7/1/45	2,000	2,081,480
		$ 7,816,413
Water and Sewer — 4.3%
Beaverton, OR, Water Revenue:
5.00%, 4/1/25	$1,355	$ 1,441,463
5.00%, 4/1/26	1,420	1,543,781
Clackamas River Water, OR, 5.00%, 11/1/29	100	105,781
Clean Water Services, OR, Sewer Revenue, 5.00%, 10/1/25	1,550	1,670,497
Grants Pass, OR, Wastewater Revenue:
4.00%, 12/1/36	1,160	1,182,040
4.00%, 12/1/37	1,000	1,012,770
		$ 6,956,332
Total Tax-Exempt Municipal Obligations (identified cost $157,666,625)		$152,458,729

Taxable Municipal Obligations — 2.4%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.9%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 278,100
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,234,602
		$ 1,512,702
General Obligations — 0.6%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 970,975
		$ 970,975

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.9%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 141,918
(AGM), 1.659%, 7/1/26	175	157,488
(AGM), 2.255%, 7/1/28	175	154,311
(AGM), 2.579%, 7/1/30	250	214,725
(AGM), 3.508%, 7/1/41	1,000	817,210
		$ 1,485,652
Total Taxable Municipal Obligations (identified cost $4,530,000)		$ 3,969,329
Total Investments — 96.8% (identified cost $162,196,625)		$156,428,058
Other Assets, Less Liabilities — 3.2%		$ 5,090,640
Net Assets — 100.0%		$161,518,698
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $4,893,842 or 3.0% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2022.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 99.3%
Security	Principal Amount (000's omitted)	Value
Education — 10.3%
Center for Arts and Health Sciences Public Facilities Corp., SC, (Greenville Technical College), 5.00%, 10/1/29	$350	$ 399,591
Clemson University, SC, 5.00%, 5/1/26	2,000	2,169,360
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	612,828
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,107,900
5.00%, 10/1/45	2,000	2,078,060
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	642,038
5.00%, 4/1/44	1,000	1,035,290
University of South Carolina:
5.00%, 5/1/41	1,500	1,669,860
5.00%, 5/1/46	1,500	1,651,410
University of South Carolina, (Moore School of Business):
5.00%, 5/1/25	400	426,308
5.00%, 5/1/27	740	820,505
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,616,145
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	606,822
		$ 15,836,117
Electric Utilities — 5.4%
Piedmont Municipal Power Agency, SC:
3.00%, 1/1/23	$1,000	$ 1,001,120
4.00%, 1/1/24	1,000	1,017,160
4.00%, 1/1/25	1,205	1,241,210
4.00%, 1/1/28	1,600	1,688,560
5.00%, 1/1/24	250	257,535
5.00%, 1/1/25	1,000	1,052,500
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,075,800
		$ 8,333,885
Escrowed/Prerefunded — 6.1%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$ 1,145,410
Georgetown County, SC:
Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,543,860
Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	2,787,097
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.):
Prerefunded to 11/1/22, 5.00%, 11/1/28	$2,500	$ 2,511,075
Prerefunded to 11/1/22, 5.00%, 11/1/29	450	451,994
		$ 9,439,436
General Obligations — 23.3%
Aiken County Consolidated School District, SC:
4.00%, 4/1/37	$1,500	$ 1,527,900
5.00%, 3/1/25	2,020	2,147,482
Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,166,280
Berkeley County School District, SC, 5.00%, 6/1/23(1)	4,000	4,074,400
Charleston County School District, SC, 5.00%, 3/1/25	1,000	1,063,110
Charleston County, SC:
4.00%, 11/1/26	1,500	1,575,120
4.00%, 11/1/31	1,500	1,612,080
Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,126,896
Georgetown County School District, SC, 4.00%, 3/1/33	2,115	2,212,205
Hilton Head Island, SC:
4.00%, 3/1/23	605	610,306
4.00%, 3/1/25	565	587,035
Horry County School District, SC:
5.00%, 3/1/24	1,500	1,558,065
5.00%, 3/1/25	1,500	1,592,790
Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,585,170
Laurens County, SC, 5.00%, 7/1/29	715	819,097
Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,150,132
Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,063,110
Puerto Rico, 5.625%, 7/1/29	750	807,765
Richland County School District No. 2, SC, 4.00%, 3/1/32	2,000	2,134,040
Richland-Lexington Airport District, SC:
(AMT), 4.00%, 3/1/24	685	690,672
(AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	581,520
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,123,708
Spartanburg County School District No. 7, SC, 5.00%, 3/1/40	1,000	1,095,570
		$ 35,904,453
Hospital — 10.9%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$ 1,567,980
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,534,305
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
4.00%, 11/1/31	1,125	1,150,279

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Lexington County Health Services District, Inc., SC, (Lexington Medical Center): (continued)
5.00%, 11/1/29	$600	$ 651,084
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,569,325
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,000	968,930
5.00%, 12/1/46	1,000	1,056,380
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,558,860
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,594,980
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/37	1,000	980,560
5.00%, 4/15/28	1,000	1,101,270
5.00%, 4/15/48	2,000	2,055,780
		$ 16,789,733
Housing — 2.9%
South Carolina Housing Finance and Development Authority:
2.60%, 9/1/23(1)	$2,500	$ 2,499,511
4.20%, 7/1/42(1)	1,500	1,458,150
5.00%, 7/1/27	400	442,260
		$ 4,399,921
Industrial Development Revenue — 1.1%
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$ 1,672,321
		$ 1,672,321
Insured - Electric Utilities — 3.5%
Piedmont Municipal Power Agency, SC, (NPFG), 0.00%, 1/1/23	$1,090	$ 1,080,027
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,095,597
(NPFG), 5.25%, 7/1/32	1,350	1,371,033
(NPFG), 5.25%, 7/1/34	1,820	1,840,584
		$ 5,387,241
Insured - Lease Revenue/Certificates of Participation — 1.5%
Sumter Two School Facilities, Inc., SC, (Sumter School District):
(BAM), 5.00%, 12/1/23	$1,000	$ 1,030,570
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Sumter Two School Facilities, Inc., SC, (Sumter School District): (continued)
(BAM), 5.00%, 12/1/24	$1,280	$ 1,344,307
		$ 2,374,877
Insured - Special Tax Revenue — 2.5%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 3.00%, 1/1/23	$200	$ 200,370
(AGM), 4.00%, 1/1/25	130	133,847
(AGM), 4.00%, 1/1/35	1,085	1,104,085
(AGM), 5.00%, 1/1/27	500	547,775
(AGM), 5.00%, 1/1/28	365	405,982
(AGM), 5.00%, 1/1/29	310	349,795
(AGM), 5.00%, 1/1/30	500	571,365
(AGM), 5.00%, 1/1/31	450	519,151
		$ 3,832,370
Insured - Transportation — 0.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$570	$ 571,699
		$ 571,699
Insured - Utilities — 2.6%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$1,000	$ 1,108,590
(AMBAC), 5.50%, 9/1/32	2,000	2,326,640
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	526,445
		$ 3,961,675
Insured - Water and Sewer — 0.7%
Starr-Iva Water and Sewer District, SC:
(AGM), 3.00%, 6/1/32	$180	$ 173,043
(AGM), 4.00%, 6/1/27	145	154,651
(AGM), 4.00%, 6/1/28	150	161,205
(AGM), 4.00%, 6/1/29	160	172,749
(AGM), 4.00%, 6/1/30	170	184,474
(AGM), 4.00%, 6/1/31	170	184,953
		$ 1,031,075
Lease Revenue/Certificates of Participation — 8.1%
Allendale County School District, SC, (Refunding & Improvement):
5.00%, 12/1/22	$1,155	$ 1,161,537

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Allendale County School District, SC, (Refunding & Improvement): (continued)
5.00%, 12/1/24	$500	$ 521,670
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,063,900
Prerefunded to 12/1/23, 5.00%, 12/1/30(2)	3,875	3,998,806
Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,031,870
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,031,870
Simpsonville Municipal Facilities Corp., SC:
3.00%, 4/1/23	185	185,648
3.00%, 4/1/24	400	403,092
4.00%, 4/1/28	460	493,640
4.00%, 4/1/30	250	271,990
4.00%, 4/1/35	610	634,217
4.00%, 4/1/38	685	688,363
		$ 12,486,603
Other Revenue — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$ 2,032,920
		$ 2,032,920
Senior Living/Life Care — 1.9%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,038,240
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	485,789
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(3)	510	517,834
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	645,702
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	273,087
		$ 2,960,652
Special Tax Revenue — 2.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 316,869
Greenville County, SC, Special Source Revenue:
4.00%, 4/1/35	375	385,672
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Greenville County, SC, Special Source Revenue: (continued)
5.00%, 4/1/29	$225	$ 256,156
5.00%, 4/1/30	325	373,324
Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	400	429,136
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,045,180
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,500	1,455,150
		$ 4,261,487
Transportation — 5.0%
Horry County, SC, Airport Revenue, 4.00%, 7/1/40	$2,070	$ 1,992,893
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,050,790
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/34	1,355	1,445,392
(AMT), 5.00%, 7/1/43	1,450	1,505,738
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/33	1,675	1,695,569
		$ 7,690,382
Water and Sewer — 9.0%
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/36	$1,000	$ 1,027,520
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/29	1,550	1,711,122
5.00%, 1/1/37	1,000	1,124,480
5.00%, 1/1/38	1,500	1,682,235
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,087,300
Lexington, SC, Waterworks and Sewer System Revenue:
4.00%, 4/1/30	670	715,573
4.00%, 4/1/31	250	265,728
4.00%, 4/1/32	250	264,550
4.00%, 4/1/45	1,000	957,070
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,087,890
Richland County, SC, Utility System Revenue:
4.00%, 3/1/36	900	920,943
4.00%, 3/1/38	630	632,772
4.00%, 3/1/39	330	328,584
Startex-Jackson-Wellford-Duncan Water District, SC:
4.00%, 4/1/33	475	496,204
4.00%, 4/1/35	250	255,645

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Startex-Jackson-Wellford-Duncan Water District, SC: (continued)
5.00%, 4/1/31	$265	$ 299,111
		$ 13,856,727
Total Tax-Exempt Municipal Obligations (identified cost $158,249,731)		$152,823,574

Taxable Municipal Obligations — 2.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 400,650
		$ 400,650
Other Revenue — 1.2%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,799,960
		$ 1,799,960
Student Loan — 0.7%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$1,250	$ 1,041,538
		$ 1,041,538
Total Taxable Municipal Obligations (identified cost $3,750,000)		$ 3,242,148
Total Investments — 101.4% (identified cost $161,999,731)		$156,065,722
Other Assets, Less Liabilities — (1.4)%		$ (2,166,571)
Net Assets — 100.0%		$153,899,151
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $834,703 or 0.5% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 99.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.1%
Virginia Resources Authority, (Pooled Financing Program), Series 2016A, 4.00%, 11/1/32	$1,000	$ 1,032,930
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	1,000	858,030
		$ 1,890,960
Education — 4.8%
Alexandria Industrial Development Authority, VA, (Episcopal High School):
4.00%, 1/1/33	$325	$ 340,564
4.00%, 1/1/46	500	479,520
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	525	500,246
4.00%, 4/1/40	200	188,146
University of Virginia, 5.00%, 4/1/38	1,320	1,424,439
		$ 2,932,915
Escrowed/Prerefunded — 9.6%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 803,453
Arlington County, VA, Prerefunded to 8/15/26, 5.00%, 8/15/32	1,000	1,097,680
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	785,220
Henrico County, VA, Water and Sewer System Revenue, Prerefunded to 5/1/26, 5.00%, 5/1/28	1,000	1,090,900
Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	768,120
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,323,400
		$ 5,868,773
General Obligations — 8.1%
Alexandria, VA, 5.00%, 7/1/28	$1,000	$ 1,118,560
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,084,114
Newport News, VA, 5.00%, 8/1/28	1,000	1,092,050
Puerto Rico, 5.625%, 7/1/29	500	538,510
Virginia Beach, VA, 4.00%, 7/15/32	1,000	1,067,550
		$ 4,900,784
Security	Principal Amount (000's omitted)	Value
Hospital — 12.3%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$ 1,174,620
Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	1,344	1,372,414
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,036,830
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	875	985,670
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,524,626
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	951,660
Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	464,999
		$ 7,510,819
Industrial Development Revenue — 6.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 934,833
King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	1,993,640
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	993,370
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	59,865
		$ 3,981,708
Insured - Education — 4.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,453,080
		$ 2,453,080
Insured - Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,019,160
		$ 1,019,160
Insured - Transportation — 4.7%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$ 2,644,775
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	181,610
		$ 2,826,385

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 4.1%
Manassas Park Economic Development Authority, VA:
4.00%, 12/15/31	$300	$ 321,300
4.00%, 12/15/32	250	265,818
4.00%, 12/15/33	250	262,170
Virginia Public Building Authority:
5.00%, 8/1/25	1,000	1,073,130
(AMT), 5.00%, 8/1/26	500	544,465
		$ 2,466,883
Other Revenue — 2.1%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute):
0.00%, 7/1/49	$2,500	$ 793,875
4.00%, 10/1/52(3)	500	476,995
		$ 1,270,870
Senior Living/Life Care — 5.8%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$ 151,253
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	235	235,282
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	300	299,946
4.00%, 12/1/30	220	206,543
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	516,138
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,000	977,940
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,161,856
		$ 3,548,958
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$300	$ 316,869
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	30	28,149
0.00%, 7/1/27	17	14,258
0.00%, 7/1/29	17	13,021
0.00%, 7/1/31	22	15,241
0.00%, 7/1/33	24	14,979
0.00%, 7/1/46	231	66,156
0.00%, 7/1/51	188	40,093
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
4.329%, 7/1/40	$342	$ 332,855
4.50%, 7/1/34	41	41,323
4.536%, 7/1/53	3	2,769
4.784%, 7/1/58	37	34,599
		$ 920,312
Transportation — 19.1%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/35	$500	$ 488,560
(AMT), 5.00%, 10/1/27	1,250	1,355,912
(AMT), 5.00%, 10/1/37	1,295	1,361,939
(AMT), 5.00%, 10/1/42	1,000	1,040,750
Norfolk Airport Authority, VA, 5.00%, 7/1/37	1,000	1,081,000
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,111,340
Virginia Commonwealth Transportation Board, (U.S. Route 58 Corridor Development Program), 5.00%, 5/15/25	1,545	1,653,490
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/32	750	808,192
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	510,270
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/29	1,000	1,105,630
5.00%, 7/1/37	1,000	1,079,520
		$ 11,596,603
Water and Sewer — 11.9%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 2,020,452
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/37	1,000	1,027,080
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,621,140
Newport News, VA, Water Revenue, 5.00%, 7/15/33	1,000	1,085,670
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,516,157
		$ 7,270,499
Total Tax-Exempt Municipal Obligations (identified cost $61,736,048)		$ 60,458,709

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2022
Portfolio of Investments — continued

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 359,440
		$ 359,440
General Obligations — 0.6%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 120,674
Watertown, CT, 1.95%, 10/15/30	310	264,957
		$ 385,631
Total Taxable Municipal Obligations (identified cost $890,000)		$ 745,071
Total Investments — 100.5% (identified cost $62,626,048)		$ 61,203,780
Other Assets, Less Liabilities — (0.5)%		$ (319,658)
Net Assets — 100.0%		$ 60,884,122
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $376,734 or 0.6% of the Fund's net assets.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2022, 10.3% of total investments are backed by bond insurance of a financial guaranty assurance agency.
Abbreviations:
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Statements of Assets and Liabilities

	August 31, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$ 120,259,997	$ 86,611,849	$ 70,534,378	$ 175,301,294
Unrealized depreciation	(3,970,189)	(4,146,117)	(1,563,427)	(5,017,960)
Investments, at value	$116,289,808	$82,465,732	$68,970,951	$170,283,334
Cash	$ 1,395,357	$ 1,496,633	$ 3,761,623	$ 5,053,867
Interest receivable	1,126,938	835,297	873,845	1,954,790
Receivable for investments sold	—	1,274,310	55,613	—
Receivable for Fund shares sold	66,350	9,160	25,446	2,661,589
Total assets	$118,878,453	$86,081,132	$73,687,478	$179,953,580
Liabilities
Payable for investments purchased	$ —	$ —	$ 83,627	$ 236,122
Payable for when-issued securities	—	3,876,680	—	3,235,560
Payable for Fund shares redeemed	878,836	60,827	66,955	910,885
Distributions payable	53,959	25,307	18,688	105,832
Payable to affiliates:
Investment adviser fee	32,685	20,763	17,879	48,958
Distribution and service fees	9,943	9,802	12,159	16,032
Accrued expenses	83,261	78,426	77,608	96,699
Total liabilities	$ 1,058,684	$ 4,071,805	$ 276,916	$ 4,650,088
Net Assets	$117,819,769	$82,009,327	$73,410,562	$175,303,492
Sources of Net Assets
Paid-in capital	$ 126,467,716	$ 90,106,765	$ 77,030,276	$ 187,202,486
Accumulated loss	(8,647,947)	(8,097,438)	(3,619,714)	(11,898,994)
Net Assets	$117,819,769	$82,009,327	$73,410,562	$175,303,492
Class A Shares
Net Assets	$ 39,102,870	$ 35,914,257	$ 44,538,023	$ 56,809,809
Shares Outstanding	4,876,320	4,362,065	5,113,122	6,767,872
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.02	$ 8.23	$ 8.71	$ 8.39
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.29	$ 8.51	$ 9.00	$ 8.67
Class C Shares
Net Assets	$ 3,782,817	$ 4,220,880	$ 5,363,786	$ 7,812,278
Shares Outstanding	441,072	470,026	557,803	865,316
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.58	$ 8.98	$ 9.62	$ 9.03
Class I Shares
Net Assets	$ 74,934,082	$ 41,874,190	$ 23,508,753	$ 110,681,405
Shares Outstanding	9,320,201	5,075,097	2,694,900	13,150,121
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.04	$ 8.25	$ 8.72	$ 8.42
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Statements of Assets and Liabilities — continued

	August 31, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$ 162,196,625	$ 161,999,731	$ 62,626,048
Unrealized depreciation	(5,768,567)	(5,934,009)	(1,422,268)
Investments, at value	$156,428,058	$156,065,722	$61,203,780
Cash	$ 2,027,264	$ 7,526,652	$ 528,082
Interest receivable	1,506,137	2,099,024	623,172
Receivable for investments sold	2,000,000	—	—
Receivable for Fund shares sold	324,104	88,085	201,118
Total assets	$162,285,563	$165,779,483	$62,556,152
Liabilities
Payable for floating rate notes issued	$ —	$ 3,100,000	$ 890,001
Payable for investments purchased	196,769	182,011	—
Payable for when-issued securities	—	8,080,800	490,550
Payable for Fund shares redeemed	393,584	321,412	171,008
Distributions payable	15,855	30,312	19,879
Payable to affiliates:
Investment adviser fee	46,927	42,864	14,335
Distribution and service fees	19,787	19,479	9,080
Interest expense and fees payable	—	13,036	951
Accrued expenses	93,943	90,418	76,226
Total liabilities	$ 766,865	$ 11,880,332	$ 1,672,030
Net Assets	$161,518,698	$153,899,151	$60,884,122
Sources of Net Assets
Paid-in capital	$ 180,471,860	$ 165,837,665	$ 68,325,057
Accumulated loss	(18,953,162)	(11,938,514)	(7,440,935)
Net Assets	$161,518,698	$153,899,151	$60,884,122
Class A Shares
Net Assets	$ 79,720,937	$ 77,964,776	$ 38,318,510
Shares Outstanding	9,977,163	9,047,983	5,326,121
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.99	$ 8.62	$ 7.19
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.26	$ 8.91	$ 7.43
Class C Shares
Net Assets	$ 7,008,713	$ 7,332,823	$ 2,894,738
Shares Outstanding	801,168	802,136	363,192
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.75	$ 9.14	$ 7.97
Class I Shares
Net Assets	$ 74,789,048	$ 68,601,552	$ 19,670,874
Shares Outstanding	9,368,219	7,954,864	2,728,760
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.98	$ 8.62	$ 7.21
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Statements of Operations

	Year Ended August 31, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest income	$ 2,970,127	$ 2,346,071	$ 2,288,550	$ 3,849,366
Total investment income	$ 2,970,127	$ 2,346,071	$ 2,288,550	$ 3,849,366
Expenses
Investment adviser fee	$ 394,743	$ 275,160	$ 234,821	$ 545,410
Distribution and service fees:
Class A	88,770	85,251	99,157	123,230
Class C	43,791	48,257	58,966	84,921
Trustees’ fees and expenses	8,254	6,137	5,318	10,935
Custodian fee	36,772	30,923	28,186	44,374
Transfer and dividend disbursing agent fees	29,751	34,547	31,471	58,723
Legal and accounting services	60,593	64,723	61,391	56,209
Printing and postage	7,691	6,917	3,852	10,318
Registration fees	2,343	6,075	3,003	1,210
Miscellaneous	34,439	28,491	26,652	37,972
Total expenses	$ 707,147	$ 586,481	$ 552,817	$ 973,302
Net investment income	$ 2,262,980	$ 1,759,590	$ 1,735,733	$ 2,876,064
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,744,862)	$ (1,409,980)	$ (1,101,455)	$ (1,023,072)
Net realized loss	$ (1,744,862)	$ (1,409,980)	$(1,101,455)	$ (1,023,072)
Change in unrealized appreciation (depreciation):
Investments	$ (11,048,069)	$ (9,062,574)	$ (8,243,513)	$ (15,711,362)
Net change in unrealized appreciation (depreciation)	$(11,048,069)	$ (9,062,574)	$(8,243,513)	$(15,711,362)
Net realized and unrealized loss	$(12,792,931)	$(10,472,554)	$(9,344,968)	$(16,734,434)
Net decrease in net assets from operations	$(10,529,951)	$ (8,712,964)	$(7,609,235)	$(13,858,370)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Statements of Operations — continued

	Year Ended August 31, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Interest income	$ 4,415,457	$ 4,037,118	$ 1,989,896
Total investment income	$ 4,415,457	$ 4,037,118	$ 1,989,896
Expenses
Investment adviser fee	$ 573,627	$ 533,279	$ 186,764
Distribution and service fees:
Class A	170,472	171,169	86,964
Class C	82,082	89,442	36,690
Trustees’ fees and expenses	11,025	10,418	4,671
Custodian fee	45,833	43,668	25,564
Transfer and dividend disbursing agent fees	55,097	40,297	29,658
Legal and accounting services	56,084	59,418	54,511
Printing and postage	12,303	11,878	5,007
Registration fees	3,463	995	3,530
Interest expense and fees	—	30,044	16,462
Miscellaneous	39,186	36,796	24,865
Total expenses	$ 1,049,172	$ 1,027,404	$ 474,686
Net investment income	$ 3,366,285	$ 3,009,714	$ 1,515,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,121,911)	$ (733,213)	$ (939,045)
Net realized loss	$ (2,121,911)	$ (733,213)	$ (939,045)
Change in unrealized appreciation (depreciation):
Investments	$ (17,045,343)	$ (15,022,047)	$ (7,110,982)
Net change in unrealized appreciation (depreciation)	$(17,045,343)	$(15,022,047)	$(7,110,982)
Net realized and unrealized loss	$(19,167,254)	$(15,755,260)	$(8,050,027)
Net decrease in net assets from operations	$(15,800,969)	$(12,745,546)	$(6,534,817)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Statements of Changes in Net Assets

	Year Ended August 31, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,262,980	$ 1,759,590	$ 1,735,733	$ 2,876,064
Net realized loss	(1,744,862)	(1,409,980)	(1,101,455)	(1,023,072)
Net change in unrealized appreciation (depreciation)	(11,048,069)	(9,062,574)	(8,243,513)	(15,711,362)
Net decrease in net assets from operations	$ (10,529,951)	$ (8,712,964)	$ (7,609,235)	$ (13,858,370)
Distributions to shareholders:
Class A	$ (748,132)	$ (738,521)	$ (1,059,736)	$ (1,007,326)
Class C	(42,899)	(49,658)	(85,893)	(79,028)
Class I	(1,470,154)	(894,015)	(588,488)	(1,796,064)
Total distributions to shareholders	$ (2,261,185)	$ (1,682,194)	$ (1,734,117)	$ (2,882,418)
Transactions in shares of beneficial interest:
Class A	$ (4,899,601)	$ (5,623,531)	$ (2,171,064)	$ (3,103,259)
Class C	(684,378)	(1,036,515)	(1,157,739)	(475,781)
Class I	3,142,070	(389,720)	(1,650,072)	30,596,296
Net increase (decrease) in net assets from Fund share transactions	$ (2,441,909)	$ (7,049,766)	$ (4,978,875)	$ 27,017,256
Net increase (decrease) in net assets	$ (15,233,045)	$(17,444,924)	$(14,322,227)	$ 10,276,468
Net Assets
At beginning of year	$ 133,052,814	$ 99,454,251	$ 87,732,789	$ 165,027,024
At end of year	$117,819,769	$ 82,009,327	$ 73,410,562	$175,303,492

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,366,285	$ 3,009,714	$ 1,515,210
Net realized loss	(2,121,911)	(733,213)	(939,045)
Net change in unrealized appreciation (depreciation)	(17,045,343)	(15,022,047)	(7,110,982)
Net decrease in net assets from operations	$ (15,800,969)	$ (12,745,546)	$ (6,534,817)
Distributions to shareholders:
Class A	$ (1,670,497)	$ (1,551,593)	$ (932,466)
Class C	(103,855)	(98,986)	(53,565)
Class I	(1,679,301)	(1,357,784)	(496,677)
Total distributions to shareholders	$ (3,453,653)	$ (3,008,363)	$ (1,482,708)
Transactions in shares of beneficial interest:
Class A	$ (3,667,704)	$ (4,411,995)	$ (3,310,523)
Class C	(1,968,018)	(2,759,441)	(1,178,427)
Class I	6,031,859	4,262,958	(1,537,984)
Net increase (decrease) in net assets from Fund share transactions	$ 396,137	$ (2,908,478)	$ (6,026,934)
Net decrease in net assets	$ (18,858,485)	$ (18,662,387)	$(14,044,459)
Net Assets
At beginning of year	$ 180,377,183	$ 172,561,538	$ 74,928,581
At end of year	$161,518,698	$153,899,151	$ 60,884,122

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2021
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,037,514	$ 1,512,032	$ 1,718,114	$ 2,863,732
Net realized gain	366,283	134,571	68,976	541,561
Net change in unrealized appreciation (depreciation)	526,669	1,467,126	499,642	1,159,085
Net increase in net assets from operations	$ 2,930,466	$ 3,113,729	$ 2,286,732	$ 4,564,378
Distributions to shareholders:
Class A	$ (805,718)	$ (767,792)	$ (1,022,913)	$ (1,186,861)
Class C	(50,058)	(75,273)	(89,983)	(110,173)
Class I	(1,221,542)	(667,591)	(607,030)	(1,594,185)
Total distributions to shareholders	$ (2,077,318)	$ (1,510,656)	$ (1,719,926)	$ (2,891,219)
Transactions in shares of beneficial interest:
Class A	$ 3,126,746	$ 7,006,635	$ 1,317,337	$ 998,256
Class C	(377,206)	(3,095,878)	(41,378)	(2,643,678)
Class I	28,569,492	23,395,048	4,493,013	23,997,807
Net increase in net assets from Fund share transactions	$ 31,319,032	$27,305,805	$ 5,768,972	$ 22,352,385
Net increase in net assets	$ 32,172,180	$28,908,878	$ 6,335,778	$ 24,025,544
Net Assets
At beginning of year	$ 100,880,634	$ 70,545,373	$ 81,397,011	$ 141,001,480
At end of year	$133,052,814	$99,454,251	$87,732,789	$165,027,024

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2021
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,265,289	$ 2,991,179	$ 1,605,179
Net realized gain	384,396	576,643	325,941
Net change in unrealized appreciation (depreciation)	165,373	556,390	57,020
Net increase in net assets from operations	$ 3,815,058	$ 4,124,212	$ 1,988,140
Distributions to shareholders:
Class A	$ (1,677,642)	$ (1,546,239)	$ (1,011,316)
Class C	(115,995)	(128,269)	(62,385)
Class I	(1,524,813)	(1,312,628)	(504,114)
Total distributions to shareholders	$ (3,318,450)	$ (2,987,136)	$ (1,577,815)
Transactions in shares of beneficial interest:
Class A	$ 8,846,936	$ 11,220,044	$ (1,514,640)
Class C	(1,214,126)	(3,154,711)	235,018
Class I	20,032,578	14,115,100	4,077,169
Net increase in net assets from Fund share transactions	$ 27,665,388	$ 22,180,433	$ 2,797,547
Net increase in net assets	$ 28,161,996	$ 23,317,509	$ 3,207,872
Net Assets
At beginning of year	$ 152,215,187	$ 149,244,029	$ 71,720,709
At end of year	$180,377,183	$172,561,538	$74,928,581

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.870	$ 8.800	$ 8.770	$ 8.370	$ 8.620
Income (Loss) From Operations
Net investment income(1)	$ 0.143	$ 0.147	$ 0.197	$ 0.227	$ 0.248
Net realized and unrealized gain (loss)	(0.850)	0.074	0.029	0.399	(0.251)
Total income (loss) from operations	$ (0.707)	$ 0.221	$ 0.226	$ 0.626	$ (0.003)
Less Distributions
From net investment income	$ (0.143)	$ (0.151)	$ (0.196)	$ (0.226)	$ (0.247)
Total distributions	$ (0.143)	$ (0.151)	$ (0.196)	$ (0.226)	$ (0.247)
Net asset value — End of year	$ 8.020	$ 8.870	$ 8.800	$ 8.770	$ 8.370
Total Return(2)	(8.03)%	2.52%	2.62%	7.61%	(0.02)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,103	$48,535	$45,047	$42,894	$36,835
Ratios (as a percentage of average daily net assets):
Total expenses	0.65%	0.65%	0.67%	0.70%	0.70%
Net investment income	1.69%	1.66%	2.26%	2.67%	2.94%
Portfolio Turnover	34%	19%	16%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.490	$ 9.410	$ 9.380	$ 8.950	$ 9.220
Income (Loss) From Operations
Net investment income(1)	$ 0.085	$ 0.087	$ 0.141	$ 0.177	$ 0.197
Net realized and unrealized gain (loss)	(0.910)	0.083	0.028	0.427	(0.271)
Total income (loss) from operations	$(0.825)	$ 0.170	$ 0.169	$ 0.604	$(0.074)
Less Distributions
From net investment income	$ (0.085)	$ (0.090)	$ (0.139)	$ (0.174)	$ (0.196)
Total distributions	$(0.085)	$(0.090)	$(0.139)	$(0.174)	$(0.196)
Net asset value — End of year	$ 8.580	$ 9.490	$ 9.410	$ 9.380	$ 8.950
Total Return(2)	(8.73)%	1.81%	1.83%	6.84%	(0.79)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 3,783	$ 4,939	$ 5,271	$ 5,749	$ 6,869
Ratios (as a percentage of average daily net assets):
Total expenses	1.40%	1.40%	1.42%	1.45%	1.45%
Net investment income	0.93%	0.92%	1.51%	1.95%	2.19%
Portfolio Turnover	34%	19%	16%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.900	$ 8.820	$ 8.800	$ 8.400	$ 8.640
Income (Loss) From Operations
Net investment income(1)	$ 0.161	$ 0.163	$ 0.214	$ 0.243	$ 0.265
Net realized and unrealized gain (loss)	(0.861)	0.086	0.020	0.401	(0.241)
Total income (loss) from operations	$ (0.700)	$ 0.249	$ 0.234	$ 0.644	$ 0.024
Less Distributions
From net investment income	$ (0.160)	$ (0.169)	$ (0.214)	$ (0.244)	$ (0.264)
Total distributions	$ (0.160)	$ (0.169)	$ (0.214)	$ (0.244)	$ (0.264)
Net asset value — End of year	$ 8.040	$ 8.900	$ 8.820	$ 8.800	$ 8.400
Total Return(2)	(7.93)%	2.84%	2.71%	7.81%	0.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,934	$79,579	$50,563	$42,592	$32,485
Ratios (as a percentage of average daily net assets):
Total expenses	0.45%	0.45%	0.47%	0.49%	0.50%
Net investment income	1.90%	1.84%	2.45%	2.86%	3.14%
Portfolio Turnover	34%	19%	16%	12%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.190	$ 9.010	$ 9.070	$ 8.670	$ 8.920
Income (Loss) From Operations
Net investment income(1)	$ 0.159	$ 0.162	$ 0.203	$ 0.235	$ 0.246
Net realized and unrealized gain (loss)	(0.967)	0.181	(0.057)	0.398	(0.249)
Total income (loss) from operations	$ (0.808)	$ 0.343	$ 0.146	$ 0.633	$ (0.003)
Less Distributions
From net investment income	$ (0.152)	$ (0.163)	$ (0.206)	$ (0.233)	$ (0.247)
Total distributions	$ (0.152)	$ (0.163)	$ (0.206)	$ (0.233)	$ (0.247)
Net asset value — End of year	$ 8.230	$ 9.190	$ 9.010	$ 9.070	$ 8.670
Total Return(2)	(8.86)%	3.84%	1.64%	7.43%	(0.02)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,914	$46,218	$38,368	$37,847	$35,602
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.68%	0.67%	0.69%	0.73%	0.73%
Interest and fee expense(3)	—	—	—	—	0.04%
Total expenses	0.68%	0.67%	0.69%	0.73%	0.77%
Net investment income	1.82%	1.78%	2.27%	2.69%	2.82%
Portfolio Turnover	48%	23%	24%	21%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.020	$ 9.830	$ 9.890	$ 9.460	$ 9.730
Income (Loss) From Operations
Net investment income(1)	$ 0.101	$ 0.107	$ 0.148	$ 0.185	$ 0.197
Net realized and unrealized gain (loss)	(1.046)	0.187	(0.057)	0.427	(0.269)
Total income (loss) from operations	$ (0.945)	$ 0.294	$ 0.091	$ 0.612	$ (0.072)
Less Distributions
From net investment income	$ (0.095)	$ (0.104)	$ (0.151)	$ (0.182)	$ (0.198)
Total distributions	$ (0.095)	$ (0.104)	$(0.151)	$ (0.182)	$ (0.198)
Net asset value — End of year	$ 8.980	$10.020	$ 9.830	$ 9.890	$ 9.460
Total Return(2)	(9.48)%	3.00%	0.94%	6.55%	(0.73)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,221	$ 5,804	$ 8,767	$10,728	$13,147
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.43%	1.42%	1.45%	1.49%	1.48%
Interest and fee expense(3)	—	—	—	—	0.04%
Total expenses	1.43%	1.42%	1.45%	1.49%	1.52%
Net investment income	1.06%	1.08%	1.52%	1.94%	2.07%
Portfolio Turnover	48%	23%	24%	21%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.210	$ 9.030	$ 9.090	$ 8.690	$ 8.940
Income (Loss) From Operations
Net investment income(1)	$ 0.177	$ 0.177	$ 0.221	$ 0.252	$ 0.265
Net realized and unrealized gain (loss)	(0.967)	0.185	(0.057)	0.399	(0.250)
Total income (loss) from operations	$ (0.790)	$ 0.362	$ 0.164	$ 0.651	$ 0.015
Less Distributions
From net investment income	$ (0.170)	$ (0.182)	$ (0.224)	$ (0.251)	$ (0.265)
Total distributions	$ (0.170)	$ (0.182)	$ (0.224)	$ (0.251)	$(0.265)
Net asset value — End of year	$ 8.250	$ 9.210	$ 9.030	$ 9.090	$ 8.690
Total Return(2)	(8.66)%	4.04%	1.85%	7.63%	0.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$41,874	$47,433	$23,411	$14,685	$ 7,963
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.48%	0.47%	0.49%	0.52%	0.53%
Interest and fee expense(3)	—	—	—	—	0.04%
Total expenses	0.48%	0.47%	0.49%	0.52%	0.57%
Net investment income	2.02%	1.94%	2.47%	2.87%	3.02%
Portfolio Turnover	48%	23%	24%	21%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.760	$ 9.690	$ 9.670	$ 9.270	$ 9.500
Income (Loss) From Operations
Net investment income(1)	$ 0.198	$ 0.191	$ 0.256	$ 0.286	$ 0.310
Net realized and unrealized gain (loss)	(1.050)	0.071	0.032	0.401	(0.231)
Total income (loss) from operations	$ (0.852)	$ 0.262	$ 0.288	$ 0.687	$ 0.079
Less Distributions
From net investment income	$ (0.198)	$ (0.192)	$ (0.268)	$ (0.287)	$ (0.309)
Total distributions	$ (0.198)	$ (0.192)	$ (0.268)	$ (0.287)	$ (0.309)
Net asset value — End of year	$ 8.710	$ 9.760	$ 9.690	$ 9.670	$ 9.270
Total Return(2)	(8.82)%	2.72%	3.04%	7.57%	0.88%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,538	$52,362	$50,698	$49,542	$46,928
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69%	0.66%	0.69%	0.71%	0.70%
Interest and fee expense(3)	—	—	—	—	0.00% (4)
Total expenses	0.69%	0.66%	0.69%	0.71%	0.70%
Net investment income	2.14%	1.97%	2.67%	3.07%	3.33%
Portfolio Turnover	15%	19%	17%	19%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(4)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.770	$ 10.700	$ 10.670	$ 10.230	$ 10.490
Income (Loss) From Operations
Net investment income(1)	$ 0.142	$ 0.131	$ 0.203	$ 0.239	$ 0.266
Net realized and unrealized gain (loss)	(1.150)	0.070	0.043	0.441	(0.262)
Total income (loss) from operations	$ (1.008)	$ 0.201	$ 0.246	$ 0.680	$ 0.004
Less Distributions
From net investment income	$ (0.142)	$ (0.131)	$ (0.216)	$ (0.240)	$ (0.264)
Total distributions	$ (0.142)	$ (0.131)	$ (0.216)	$ (0.240)	$ (0.264)
Net asset value — End of year	$ 9.620	$10.770	$10.700	$10.670	$10.230
Total Return(2)	(9.42)%	1.89%	2.35%	6.75%	0.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 5,364	$ 7,215	$ 7,210	$ 7,594	$ 8,112
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44%	1.41%	1.44%	1.46%	1.45%
Interest and fee expense(3)	—	—	—	—	0.00% (4)
Total expenses	1.44%	1.41%	1.44%	1.46%	1.45%
Net investment income	1.38%	1.22%	1.92%	2.32%	2.59%
Portfolio Turnover	15%	19%	17%	19%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(4)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.770	$ 9.710	$ 9.680	$ 9.280	$ 9.520
Income (Loss) From Operations
Net investment income(1)	$ 0.216	$ 0.211	$ 0.275	$ 0.305	$ 0.328
Net realized and unrealized gain (loss)	(1.049)	0.060	0.041	0.401	(0.240)
Total income (loss) from operations	$ (0.833)	$ 0.271	$ 0.316	$ 0.706	$ 0.088
Less Distributions
From net investment income	$ (0.217)	$ (0.211)	$ (0.286)	$ (0.306)	$ (0.328)
Total distributions	$ (0.217)	$ (0.211)	$ (0.286)	$ (0.306)	$ (0.328)
Net asset value — End of year	$ 8.720	$ 9.770	$ 9.710	$ 9.680	$ 9.280
Total Return(2)	(8.62)%	2.82%	3.33%	7.78%	0.97%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,509	$28,155	$23,490	$14,770	$10,616
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.49%	0.46%	0.49%	0.50%	0.50%
Interest and fee expense(3)	—	—	—	—	0.00% (4)
Total expenses	0.49%	0.46%	0.49%	0.50%	0.50%
Net investment income	2.33%	2.17%	2.86%	3.26%	3.52%
Portfolio Turnover	15%	19%	17%	19%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(4)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.280	$ 9.190	$ 9.190	$ 8.810	$ 9.110
Income (Loss) From Operations
Net investment income(1)	$ 0.144	$ 0.166	$ 0.207	$ 0.242	$ 0.276
Net realized and unrealized gain (loss)	(0.889)	0.091	0.013	0.379	(0.301)
Total income (loss) from operations	$ (0.745)	$ 0.257	$ 0.220	$ 0.621	$ (0.025)
Less Distributions
From net investment income	$ (0.145)	$ (0.167)	$ (0.220)	$ (0.241)	$ (0.275)
Total distributions	$ (0.145)	$ (0.167)	$ (0.220)	$ (0.241)	$ (0.275)
Net asset value — End of year	$ 8.390	$ 9.280	$ 9.190	$ 9.190	$ 8.810
Total Return(2)	(8.09)%	2.82%	2.44%	7.19%	(0.25)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$56,810	$66,171	$64,513	$62,294	$63,964
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66%	0.65%	0.67%	0.70%	0.70%
Interest and fee expense(3)	—	—	—	0.04%	0.10%
Total expenses	0.66%	0.65%	0.67%	0.74%	0.80%
Net investment income	1.63%	1.79%	2.28%	2.73%	3.10%
Portfolio Turnover	18%	24%	21%	37%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.980	$ 9.880	$ 9.880	$ 9.480	$ 9.800
Income (Loss) From Operations
Net investment income(1)	$ 0.084	$ 0.105	$ 0.150	$ 0.191	$ 0.225
Net realized and unrealized gain (loss)	(0.950)	0.100	0.014	0.397	(0.321)
Total income (loss) from operations	$(0.866)	$ 0.205	$ 0.164	$ 0.588	$ (0.096)
Less Distributions
From net investment income	$ (0.084)	$ (0.105)	$ (0.164)	$ (0.188)	$ (0.224)
Total distributions	$(0.084)	$(0.105)	$ (0.164)	$ (0.188)	$ (0.224)
Net asset value — End of year	$ 9.030	$ 9.980	$ 9.880	$ 9.880	$ 9.480
Total Return(2)	(8.71)%	2.09%	1.69%	6.30%	(0.97)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 7,812	$ 9,200	$11,741	$13,809	$17,235
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41%	1.40%	1.42%	1.45%	1.45%
Interest and fee expense(3)	—	—	—	0.04%	0.10%
Total expenses	1.41%	1.40%	1.42%	1.49%	1.55%
Net investment income	0.88%	1.05%	1.53%	2.00%	2.35%
Portfolio Turnover	18%	24%	21%	37%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.310	$ 9.210	$ 9.210	$ 8.840	$ 9.130
Income (Loss) From Operations
Net investment income(1)	$ 0.162	$ 0.183	$ 0.226	$ 0.257	$ 0.294
Net realized and unrealized gain (loss)	(0.889)	0.103	0.012	0.373	(0.290)
Total income (loss) from operations	$ (0.727)	$ 0.286	$ 0.238	$ 0.630	$ 0.004
Less Distributions
From net investment income	$ (0.163)	$ (0.186)	$ (0.238)	$ (0.260)	$ (0.294)
Total distributions	$ (0.163)	$ (0.186)	$ (0.238)	$ (0.260)	$ (0.294)
Net asset value — End of year	$ 8.420	$ 9.310	$ 9.210	$ 9.210	$ 8.840
Total Return(2)	(7.88)%	3.14%	2.64%	7.27%	0.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$110,681	$89,655	$64,747	$54,578	$37,475
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.46%	0.45%	0.47%	0.49%	0.50%
Interest and fee expense(3)	—	—	—	0.04%	0.10%
Total expenses	0.46%	0.45%	0.47%	0.53%	0.60%
Net investment income	1.84%	1.98%	2.47%	2.88%	3.30%
Portfolio Turnover	18%	24%	21%	37%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.940	$ 8.910	$ 8.830	$ 8.440	$ 8.710
Income (Loss) From Operations
Net investment income(1)	$ 0.162	$ 0.164	$ 0.216	$ 0.255	$ 0.304
Net realized and unrealized gain (loss)	(0.945)	0.033	0.093	0.390	(0.271)
Total income (loss) from operations	$ (0.783)	$ 0.197	$ 0.309	$ 0.645	$ 0.033
Less Distributions
From net investment income	$ (0.167)	$ (0.167)	$ (0.229)	$ (0.255)	$ (0.303)
Total distributions	$ (0.167)	$ (0.167)	$ (0.229)	$ (0.255)	$ (0.303)
Net asset value — End of year	$ 7.990	$ 8.940	$ 8.910	$ 8.830	$ 8.440
Total Return(2)	(8.84)%	2.23%	3.57%	7.80%	0.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$79,721	$92,849	$83,651	$82,490	$73,750
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66%	0.65%	0.67%	0.70%	0.71%
Interest and fee expense(3)	—	—	—	0.07%	0.11%
Total expenses	0.66%	0.65%	0.67%	0.77%	0.82%
Net investment income	1.91%	1.83%	2.46%	2.99%	3.58%
Portfolio Turnover	42%	25%	36%	36%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.790	$ 9.750	$ 9.660	$ 9.250	$ 9.540
Income (Loss) From Operations
Net investment income(1)	$ 0.107	$ 0.107	$ 0.164	$ 0.210	$ 0.264
Net realized and unrealized gain (loss)	(1.034)	0.042	0.104	0.409	(0.292)
Total income (loss) from operations	$(0.927)	$ 0.149	$ 0.268	$ 0.619	$ (0.028)
Less Distributions
From net investment income	$ (0.113)	$ (0.109)	$ (0.178)	$ (0.209)	$ (0.262)
Total distributions	$(0.113)	$(0.109)	$ (0.178)	$ (0.209)	$ (0.262)
Net asset value — End of year	$ 8.750	$ 9.790	$ 9.750	$ 9.660	$ 9.250
Total Return(2)	(9.52)%	1.54%	2.82%	6.80%	(0.27)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 7,009	$ 9,935	$11,102	$10,332	$10,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41%	1.40%	1.42%	1.45%	1.46%
Interest and fee expense(3)	—	—	—	0.07%	0.11%
Total expenses	1.41%	1.40%	1.42%	1.52%	1.57%
Net investment income	1.15%	1.09%	1.71%	2.26%	2.84%
Portfolio Turnover	42%	25%	36%	36%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.940	$ 8.900	$ 8.820	$ 8.440	$ 8.700
Income (Loss) From Operations
Net investment income(1)	$ 0.179	$ 0.180	$ 0.232	$ 0.267	$ 0.321
Net realized and unrealized gain (loss)	(0.956)	0.045	0.093	0.385	(0.261)
Total income (loss) from operations	$ (0.777)	$ 0.225	$ 0.325	$ 0.652	$ 0.060
Less Distributions
From net investment income	$ (0.183)	$ (0.185)	$ (0.245)	$ (0.272)	$ (0.320)
Total distributions	$ (0.183)	$ (0.185)	$ (0.245)	$ (0.272)	$ (0.320)
Net asset value — End of year	$ 7.980	$ 8.940	$ 8.900	$ 8.820	$ 8.440
Total Return(2)	(8.77)%	2.55%	3.76%	7.89%	0.74%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,789	$77,593	$57,461	$41,343	$23,088
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.47%	0.45%	0.47%	0.49%	0.51%
Interest and fee expense(3)	—	—	—	0.07%	0.11%
Total expenses	0.47%	0.45%	0.47%	0.56%	0.62%
Net investment income	2.11%	2.02%	2.65%	3.13%	3.78%
Portfolio Turnover	42%	25%	36%	36%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.510	$ 9.440	$ 9.390	$ 9.080	$ 9.330
Income (Loss) From Operations
Net investment income(1)	$ 0.165	$ 0.172	$ 0.216	$ 0.254	$ 0.283
Net realized and unrealized gain (loss)	(0.891)	0.071	0.058	0.318	(0.251)
Total income (loss) from operations	$ (0.726)	$ 0.243	$ 0.274	$ 0.572	$ 0.032
Less Distributions
From net investment income	$ (0.164)	$ (0.173)	$ (0.224)	$ (0.262)	$ (0.282)
Total distributions	$ (0.164)	$ (0.173)	$ (0.224)	$ (0.262)	$ (0.282)
Net asset value — End of year	$ 8.620	$ 9.510	$ 9.440	$ 9.390	$ 9.080
Total Return(2)	(7.69)%	2.59%	2.97%	6.41%	0.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$77,965	$90,752	$78,914	$72,517	$66,077
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.65%	0.64%	0.65%	0.69%	0.68%
Interest and fee expense(3)	0.02%	0.01%	0.04%	0.06%	0.13%
Total expenses	0.67%	0.65%	0.69%	0.75%	0.81%
Net investment income	1.81%	1.81%	2.31%	2.78%	3.11%
Portfolio Turnover	12%	20%	28%	19%	4%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.090	$ 10.010	$ 9.960	$ 9.640	$ 9.900
Income (Loss) From Operations
Net investment income(1)	$ 0.102	$ 0.110	$ 0.155	$ 0.198	$ 0.228
Net realized and unrealized gain (loss)	(0.950)	0.078	0.058	0.327	(0.262)
Total income (loss) from operations	$ (0.848)	$ 0.188	$ 0.213	$ 0.525	$ (0.034)
Less Distributions
From net investment income	$ (0.102)	$ (0.108)	$ (0.163)	$ (0.205)	$ (0.226)
Total distributions	$ (0.102)	$ (0.108)	$ (0.163)	$ (0.205)	$ (0.226)
Net asset value — End of year	$ 9.140	$10.090	$10.010	$ 9.960	$ 9.640
Total Return(2)	(8.44)%	1.89%	2.17%	5.53%	(0.32)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 7,333	$ 11,030	$ 14,085	$17,750	$24,055
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.40%	1.39%	1.40%	1.44%	1.44%
Interest and fee expense(3)	0.02%	0.01%	0.04%	0.06%	0.13%
Total expenses	1.42%	1.40%	1.44%	1.50%	1.57%
Net investment income	1.05%	1.09%	1.57%	2.05%	2.36%
Portfolio Turnover	12%	20%	28%	19%	4%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.520	$ 9.450	$ 9.400	$ 9.090	$ 9.340
Income (Loss) From Operations
Net investment income(1)	$ 0.182	$ 0.191	$ 0.234	$ 0.272	$ 0.302
Net realized and unrealized gain (loss)	(0.899)	0.071	0.058	0.318	(0.252)
Total income (loss) from operations	$ (0.717)	$ 0.262	$ 0.292	$ 0.590	$ 0.050
Less Distributions
From net investment income	$ (0.183)	$ (0.192)	$ (0.242)	$ (0.280)	$ (0.300)
Total distributions	$ (0.183)	$ (0.192)	$ (0.242)	$ (0.280)	$ (0.300)
Net asset value — End of year	$ 8.620	$ 9.520	$ 9.450	$ 9.400	$ 9.090
Total Return(2)	(7.60)%	2.80%	3.17%	6.62%	0.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$68,602	$70,780	$56,246	$41,726	$32,924
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.45%	0.44%	0.45%	0.49%	0.49%
Interest and fee expense(3)	0.02%	0.01%	0.04%	0.06%	0.13%
Total expenses	0.47%	0.45%	0.49%	0.55%	0.62%
Net investment income	2.01%	2.01%	2.50%	2.97%	3.31%
Portfolio Turnover	12%	20%	28%	19%	4%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.100	$ 8.060	$ 8.030	$ 7.710	$ 8.010
Income (Loss) From Operations
Net investment income(1)	$ 0.168	$ 0.176	$ 0.201	$ 0.232	$ 0.260
Net realized and unrealized gain (loss)	(0.914)	0.037	0.042	0.317	(0.280)
Total income (loss) from operations	$ (0.746)	$ 0.213	$ 0.243	$ 0.549	$ (0.020)
Less Distributions
From net investment income	$ (0.164)	$ (0.173)	$ (0.213)	$ (0.229)	$ (0.280)
Total distributions	$ (0.164)	$ (0.173)	$ (0.213)	$ (0.229)	$ (0.280)
Net asset value — End of year	$ 7.190	$ 8.100	$ 8.060	$ 8.030	$ 7.710
Total Return(2)	(9.30)%	2.67%	3.09%	7.26%	(0.21)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,319	$46,788	$48,031	$49,860	$48,335
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69%	0.67%	0.68%	0.71%	0.72%
Interest and fee expense(3)	0.02%	0.01%	0.08%	0.11%	0.09%
Total expenses	0.71%	0.68%	0.76%	0.82%	0.81%
Net investment income	2.19%	2.18%	2.53%	2.98%	3.34%
Portfolio Turnover	19%	33%	17%	22%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.980	$ 8.920	$ 8.900	$ 8.540	$ 8.870
Income (Loss) From Operations
Net investment income(1)	$ 0.122	$ 0.128	$ 0.156	$ 0.193	$ 0.224
Net realized and unrealized gain (loss)	(1.013)	0.056	0.034	0.356	(0.310)
Total income (loss) from operations	$(0.891)	$ 0.184	$ 0.190	$ 0.549	$(0.086)
Less Distributions
From net investment income	$ (0.119)	$ (0.124)	$ (0.170)	$ (0.189)	$ (0.244)
Total distributions	$(0.119)	$(0.124)	$(0.170)	$(0.189)	$(0.244)
Net asset value — End of year	$ 7.970	$ 8.980	$ 8.920	$ 8.900	$ 8.540
Total Return(2)	(9.99)%	2.08%	2.17%	6.53%	(0.95)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,895	$ 4,551	$ 4,289	$ 4,114	$ 4,819
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44%	1.42%	1.43%	1.46%	1.47%
Interest and fee expense(3)	0.02%	0.01%	0.08%	0.11%	0.09%
Total expenses	1.46%	1.43%	1.51%	1.57%	1.56%
Net investment income	1.44%	1.42%	1.77%	2.24%	2.60%
Portfolio Turnover	19%	33%	17%	22%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.120	$ 8.070	$ 8.050	$ 7.730	$ 8.030
Income (Loss) From Operations
Net investment income(1)	$ 0.184	$ 0.192	$ 0.217	$ 0.247	$ 0.276
Net realized and unrealized gain (loss)	(0.914)	0.048	0.032	0.318	(0.277)
Total income (loss) from operations	$ (0.730)	$ 0.240	$ 0.249	$ 0.565	$ (0.001)
Less Distributions
From net investment income	$ (0.180)	$ (0.190)	$ (0.229)	$ (0.245)	$ (0.299)
Total distributions	$ (0.180)	$ (0.190)	$ (0.229)	$ (0.245)	$ (0.299)
Net asset value — End of year	$ 7.210	$ 8.120	$ 8.070	$ 8.050	$ 7.730
Total Return(2)	(9.09)%	3.00%	3.17%	7.46%	0.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,671	$23,589	$19,401	$16,767	$12,777
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.49%	0.47%	0.48%	0.50%	0.52%
Interest and fee expense(3)	0.02%	0.01%	0.08%	0.11%	0.09%
Total expenses	0.51%	0.48%	0.56%	0.61%	0.61%
Net investment income	2.39%	2.36%	2.72%	3.16%	3.54%
Portfolio Turnover	19%	33%	17%	22%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). Each Fund’s investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of August 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at August 31, 2022. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2022, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	South Carolina Fund	Virginia Fund
Floating Rate Notes Outstanding	$3,100,000	$ 890,001
Interest Rate or Range of Interest Rates (%)	1.72	1.72
Collateral for Floating Rate Notes Outstanding	$3,998,806	$1,372,414
For the year ended August 31, 2022, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	South Carolina Fund	Virginia Fund
Average Floating Rate Notes Outstanding	$3,100,000	$1,705,178
Average Interest Rate	0.97%	0.97%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2022.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds' restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds' Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds' restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2022 and August 31, 2021 was as follows:
	Year Ended August 31, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$2,258,900	$1,600,199	$1,734,117	$2,842,507
Ordinary income	$ 2,285	$ 81,995	$ —	$ 39,911

	Year Ended August 31, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$3,369,374	$2,925,491	$1,459,647
Ordinary income	$ 84,279	$ 82,872	$ 23,061
	Year Ended August 31, 2021
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$2,031,626	$1,465,250	$1,710,555	$2,834,655
Ordinary income	$ 45,692	$ 45,406	$ 9,371	$ 56,564

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

	Year Ended August 31, 2021
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$3,225,019	$2,917,539	$1,553,602
Ordinary income	$ 93,431	$ 69,597	$ 24,213
During the year ended August 31, 2022, accumulated loss was decreased by $928 and paid-in capital was decreased by $928 for the Maryland Fund due to the tax treatment of distributions in excess of net tax-exempt income. These reclassifications had no effect on the net assets or net asset value per share of the Maryland Fund.
As of August 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Undistributed tax-exempt income	$ 10,491	$ —	$ 16,358	$ 104,657
Deferred capital losses	(4,649,117)	(3,913,237)	(2,119,016)	(6,877,988)
Net unrealized depreciation	(3,955,362)	(4,158,894)	(1,498,368)	(5,019,831)
Distributions payable	(53,959)	(25,307)	(18,688)	(105,832)
Accumulated loss	$(8,647,947)	$(8,097,438)	$(3,619,714)	$(11,898,994)

	Oregon Fund	South Carolina Fund	Virginia Fund
Undistributed tax-exempt income	$ 14,211	$ 29,607	$ 19,380
Deferred capital losses	(13,209,588)	(6,027,864)	(6,304,672)
Net unrealized depreciation	(5,741,930)	(5,909,945)	(1,135,764)
Distributions payable	(15,855)	(30,312)	(19,879)
Accumulated loss	$(18,953,162)	$(11,938,514)	$(7,440,935)
At August 31, 2022, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,057,392	$1,806,573	$1,183,400	$4,198,307
Long-term	$1,591,725	$2,106,664	$ 935,616	$2,679,681

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$6,145,508	$5,875,419	$3,256,946
Long-term	$7,064,080	$ 152,445	$3,047,726

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2022, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$120,245,170	$ 86,624,626	$ 70,469,319	$175,303,165
Gross unrealized appreciation	$ 940,465	$ 613,884	$ 1,319,922	$ 1,837,118
Gross unrealized depreciation	(4,895,827)	(4,772,778)	(2,818,290)	(6,856,949)
Net unrealized depreciation	$ (3,955,362)	$ (4,158,894)	$ (1,498,368)	$ (5,019,831)

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$162,169,988	$158,875,667	$ 61,449,543
Gross unrealized appreciation	$ 2,182,984	$ 959,127	$ 1,320,824
Gross unrealized depreciation	(7,924,914)	(6,869,072)	(2,456,588)
Net unrealized depreciation	$ (5,741,930)	$ (5,909,945)	$ (1,135,764)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended August 31, 2022, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$394,743	$275,160	$234,821	$545,410
Effective Annual Rate	0.31%	0.29%	0.29%	0.32%

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$573,627	$533,279	$186,764
Effective Annual Rate	0.33%	0.33%	0.27%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended August 31, 2022 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$3,838	$6,944	$6,045	$15,121
EVD's Class A Sales Charges	$3,244	$1,163	$7,028	$ 6,021
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$4,190	$ —	$1,350	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$5,504	$3,797	$6,419
EVD's Class A Sales Charges	$9,499	$4,523	$7,610
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$3,194	$ 889	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2022 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$88,770	$85,251	$99,157	$123,230

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$170,472	$171,169	$86,964

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2022, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$34,572	$38,098	$46,552	$67,043

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$64,801	$70,612	$28,965
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2022 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$9,219	$10,159	$12,414	$17,878

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$17,281	$18,830	$7,725
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$18,000	$19,000	$ —	$ —
Class C	$ 2,000	$ 300	$ 200	$1,000

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$10,000	$ —	$ —
Class C	$ 100	$2,000	$ 100

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended August 31, 2022 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$43,248,270	$43,571,314	$11,774,204	$63,182,773
Sales	$41,578,820	$48,482,159	$18,221,178	$27,782,962

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$72,496,089	$34,080,259	$12,846,593
Sales	$68,533,485	$19,573,703	$19,611,885
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:
Georgia Fund
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	594,651	$ 4,971,603	951,392	$ 8,440,699
Issued to shareholders electing to receive payments of distributions in Fund shares	77,651	652,005	76,816	679,312
Redemptions	(1,285,018)	(10,682,059)	(728,266)	(6,450,387)
Converted from Class C shares	19,135	158,850	51,589	457,122
Net increase (decrease)	(593,581)	$ (4,899,601)	351,531	$ 3,126,746
Class C
Sales	68,686	$ 637,098	112,506	$ 1,063,696
Issued to shareholders electing to receive payments of distributions in Fund shares	4,482	40,159	4,962	46,918
Redemptions	(134,636)	(1,202,785)	(108,745)	(1,030,698)
Converted to Class A shares	(17,896)	(158,850)	(48,222)	(457,122)
Net decrease	(79,364)	$ (684,378)	(39,499)	$ (377,206)
Class I
Sales	3,955,166	$ 32,921,495	4,055,746	$ 36,022,292
Issued to shareholders electing to receive payments of distributions in Fund shares	111,771	940,412	88,082	781,069
Redemptions	(3,691,706)	(30,719,837)	(928,783)	(8,233,869)
Net increase	375,231	$ 3,142,070	3,215,045	$28,569,492

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

Maryland Fund
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	645,054	$ 5,626,545	906,639	$ 8,253,955
Issued to shareholders electing to receive payments of distributions in Fund shares	62,501	542,029	62,413	568,226
Redemptions	(1,434,368)	(12,314,083)	(427,516)	(3,898,890)
Converted from Class C shares	59,326	521,978	229,487	2,083,344
Net increase (decrease)	(667,487)	$ (5,623,531)	771,023	$ 7,006,635
Class C
Sales	42,249	$ 414,048	104,665	$ 1,042,220
Issued to shareholders electing to receive payments of distributions in Fund shares	4,675	44,140	6,639	65,812
Redemptions	(101,563)	(972,725)	(213,929)	(2,120,566)
Converted to Class A shares	(54,380)	(521,978)	(210,406)	(2,083,344)
Net decrease	(109,019)	$ (1,036,515)	(313,031)	$ (3,095,878)
Class I
Sales	1,654,665	$ 14,415,589	3,076,509	$ 28,127,099
Issued to shareholders electing to receive payments of distributions in Fund shares	87,034	755,705	61,997	566,186
Redemptions	(1,817,591)	(15,561,014)	(580,558)	(5,298,237)
Net increase (decrease)	(75,892)	$ (389,720)	2,557,948	$23,395,048
Missouri Fund
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	894,948	$ 8,189,496	698,955	$ 6,801,167
Issued to shareholders electing to receive payments of distributions in Fund shares	103,949	955,528	94,124	915,852
Redemptions	(1,273,183)	(11,511,026)	(714,157)	(6,966,747)
Converted from Class C shares	20,701	194,938	58,080	567,065
Net increase (decrease)	(253,585)	$ (2,171,064)	137,002	$ 1,317,337
Class C
Sales	50,257	$ 502,007	108,010	$ 1,158,953
Issued to shareholders electing to receive payments of distributions in Fund shares	6,948	70,524	7,147	76,758
Redemptions	(150,489)	(1,535,332)	(66,343)	(710,024)
Converted to Class A shares	(18,757)	(194,938)	(52,629)	(567,065)
Net decrease	(112,041)	$ (1,157,739)	(3,815)	$ (41,378)

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

Missouri Fund (continued)
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	1,136,060	$ 10,314,794	1,209,782	$ 11,785,250
Issued to shareholders electing to receive payments of distributions in Fund shares	55,593	513,035	54,365	529,690
Redemptions	(1,378,145)	(12,477,901)	(802,317)	(7,821,927)
Net increase (decrease)	(186,492)	$ (1,650,072)	461,830	$ 4,493,013
North Carolina Fund
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	620,183	$ 5,430,742	605,858	$ 5,593,718
Issued to shareholders electing to receive payments of distributions in Fund shares	101,202	890,193	113,839	1,051,078
Redemptions	(1,146,648)	(9,996,094)	(840,577)	(7,766,670)
Converted from Class C shares	64,772	571,900	229,553	2,120,130
Net increase (decrease)	(360,491)	$ (3,103,259)	108,673	$ 998,256
Class C
Sales	197,733	$ 1,939,279	178,328	$ 1,773,223
Issued to shareholders electing to receive payments of distributions in Fund shares	8,048	76,029	10,441	103,609
Redemptions	(201,794)	(1,919,189)	(241,652)	(2,400,380)
Converted to Class A shares	(60,222)	(571,900)	(213,390)	(2,120,130)
Net decrease	(56,235)	$ (475,781)	(266,273)	$ (2,643,678)
Class I
Sales	8,654,169	$ 75,197,943	3,917,908	$ 36,185,264
Issued to shareholders electing to receive payments of distributions in Fund shares	101,678	894,358	87,764	812,928
Redemptions	(5,238,252)	(45,496,005)	(1,399,821)	(13,000,385)
Net increase	3,517,595	$ 30,596,296	2,605,851	$ 23,997,807

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

Oregon Fund
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	1,798,611	$ 14,972,259	2,196,774	$ 19,602,509
Issued to shareholders electing to receive payments of distributions in Fund shares	185,080	1,560,587	175,136	1,562,368
Redemptions	(2,434,214)	(20,574,358)	(1,556,193)	(13,895,150)
Converted from Class C shares	45,698	373,808	176,167	1,577,209
Net increase (decrease)	(404,825)	$ (3,667,704)	991,884	$ 8,846,936
Class C
Sales	49,868	$ 471,952	181,060	$ 1,765,218
Issued to shareholders electing to receive payments of distributions in Fund shares	10,492	96,851	11,097	108,357
Redemptions	(232,099)	(2,163,013)	(154,894)	(1,510,492)
Converted to Class A shares	(41,756)	(373,808)	(160,918)	(1,577,209)
Net decrease	(213,495)	$ (1,968,018)	(123,655)	$ (1,214,126)
Class I
Sales	4,267,361	$ 35,964,026	5,887,422	$ 52,570,319
Issued to shareholders electing to receive payments of distributions in Fund shares	187,402	1,576,364	158,277	1,411,167
Redemptions	(3,770,165)	(31,508,531)	(3,817,392)	(33,948,908)
Net increase	684,598	$ 6,031,859	2,228,307	$ 20,032,578
South Carolina Fund
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	1,118,894	$ 10,108,115	1,830,452	$ 17,400,659
Issued to shareholders electing to receive payments of distributions in Fund shares	159,525	1,438,146	149,719	1,420,380
Redemptions	(1,858,263)	(16,700,437)	(1,066,129)	(10,147,433)
Converted from Class C shares	83,479	742,181	268,114	2,546,438
Net increase (decrease)	(496,365)	$ (4,411,995)	1,182,156	$ 11,220,044
Class C
Sales	116,053	$ 1,113,084	227,414	$ 2,293,288
Issued to shareholders electing to receive payments of distributions in Fund shares	9,206	88,188	10,632	106,962
Redemptions	(337,856)	(3,218,532)	(298,618)	(3,008,523)
Converted to Class A shares	(78,684)	(742,181)	(252,858)	(2,546,438)
Net decrease	(291,281)	$ (2,759,441)	(313,430)	$ (3,154,711)

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

South Carolina Fund (continued)
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	3,701,016	$ 32,984,846	3,238,384	$ 30,768,529
Issued to shareholders electing to receive payments of distributions in Fund shares	122,995	1,110,757	112,168	1,065,062
Redemptions	(3,307,189)	(29,832,645)	(1,867,427)	(17,718,491)
Net increase	516,822	$ 4,262,958	1,483,125	$ 14,115,100
Virginia Fund
	Year Ended August 31, 2022			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	343,296	$ 2,649,878	633,785	$ 5,113,775
Issued to shareholders electing to receive payments of distributions in Fund shares	107,217	816,028	107,621	870,304
Redemptions	(906,347)	(6,837,753)	(960,352)	(7,744,409)
Converted from Class C shares	7,973	61,324	30,286	245,690
Net decrease	(447,861)	$ (3,310,523)	(188,660)	$(1,514,640)
Class C
Sales	12,034	$ 106,183	86,678	$ 776,844
Issued to shareholders electing to receive payments of distributions in Fund shares	6,044	51,081	6,423	57,534
Redemptions	(154,667)	(1,274,367)	(39,403)	(353,670)
Converted to Class A shares	(7,194)	(61,324)	(27,345)	(245,690)
Net increase (decrease)	(143,783)	$ (1,178,427)	26,353	$ 235,018
Class I
Sales	1,578,954	$ 11,785,123	903,123	$ 7,330,161
Issued to shareholders electing to receive payments of distributions in Fund shares	52,066	397,885	51,598	418,143
Redemptions	(1,807,350)	(13,720,992)	(453,378)	(3,671,135)
Net increase (decrease)	(176,330)	$ (1,537,984)	501,343	$ 4,077,169

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2022.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2022, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 116,289,808	$ —	$ 116,289,808
Total Investments	$ —	$116,289,808	$ —	$116,289,808
Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 75,729,721	$ —	$ 75,729,721
Taxable Municipal Obligations	—	6,736,011	—	6,736,011
Total Investments	$ —	$ 82,465,732	$ —	$ 82,465,732
Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 68,970,951	$ —	$ 68,970,951
Total Investments	$ —	$ 68,970,951	$ —	$ 68,970,951

Eaton Vance
Municipal Income Funds
August 31, 2022
Notes to Financial Statements — continued

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 704,275	$ —	$ 704,275
Tax-Exempt Municipal Obligations	—	168,980,744	—	168,980,744
Taxable Municipal Obligations	—	598,315	—	598,315
Total Investments	$ —	$170,283,334	$ —	$170,283,334
Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 152,458,729	$ —	$ 152,458,729
Taxable Municipal Obligations	—	3,969,329	—	3,969,329
Total Investments	$ —	$156,428,058	$ —	$156,428,058
South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 152,823,574	$ —	$ 152,823,574
Taxable Municipal Obligations	—	3,242,148	—	3,242,148
Total Investments	$ —	$156,065,722	$ —	$156,065,722
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 60,458,709	$ —	$ 60,458,709
Taxable Municipal Obligations	—	745,071	—	745,071
Total Investments	$ —	$ 61,203,780	$ —	$ 61,203,780
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Eaton Vance
Municipal Income Funds
August 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 19, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
August 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended August 31, 2022, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Georgia Municipal Income Fund	99.90%
Maryland Municipal Income Fund	95.13%
Missouri Municipal Income Fund	100.00%
North Carolina Municipal Income Fund	98.62%
Oregon Municipal Income Fund	97.56%
South Carolina Municipal Income Fund	97.25%
Virginia Municipal Income Fund	98.44%

Eaton Vance
Municipal Income Funds
August 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Eaton Vance
Municipal Income Funds
August 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance Georgia Municipal Income Fund
•  Eaton Vance Maryland Municipal Income Fund
•  Eaton Vance Missouri Municipal Income Fund
•  Eaton Vance North Carolina Municipal Income Fund

Eaton Vance
Municipal Income Funds
August 31, 2022
Board of Trustees’ Contract Approval — continued

•  Eaton Vance Oregon Municipal Income Fund
•  Eaton Vance South Carolina Municipal Income Fund
•  Eaton Vance Virginia Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes in such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2021.

Eaton Vance
Municipal Income Funds
August 31, 2022

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group and primary and secondary benchmark indexes for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Georgia Municipal Income Fund	Higher	Lower	Lower	Lower
Eaton Vance Maryland Municipal Income Fund	Higher	Equal	Lower	Lower
Eaton Vance Missouri Municipal Income Fund	Higher	Equal	Lower	Lower
Eaton Vance North Carolina Municipal Income Fund	Higher	Lower	Lower	Lower
Eaton Vance Oregon Municipal Income Fund	Higher	Equal	Lower	Lower
Eaton Vance South Carolina Municipal Income Fund	Higher	Lower	Lower	Lower
Eaton Vance Virginia Municipal Income Fund	Higher	Lower	Lower	Lower
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

Eaton Vance
Municipal Income Funds
August 31, 2022
Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of each Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future.  Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Municipal Income Funds
August 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of each Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Funds to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for each Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 137 funds (with the exception of Mr. Bowser who oversees 111 funds and Ms. Wiser who oversees 136 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Municipal Income Funds
August 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Municipal Income Funds
August 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for each Fund includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445    8.31.22

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4.	Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)–(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2021 and August 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/21	8/31/22
Audit Fees	$37,350	$41,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,172	$0
All Other Fees(3)	$0	$0

Total	$45,522	$41,450

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/21	8/31/22
Audit Fees	$37,050	$40,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,715	$0
All Other Fees(3)	$0	$0

Total	$44,765	$40,550

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/21	8/31/22
Audit Fees	$36,950	$40,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,932	$0
All Other Fees(3)	$0	$0

Total	$43,882	$40,950

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/21	8/31/22
Audit Fees	$37,500	$41,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,054	$0
All Other Fees(3)	$0	$0

Total	$45,554	$41,350

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/21	8/31/22
Audit Fees	$37,300	$41,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,444	$0
All Other Fees(3)	$0	$0

Total	$44,744	$41,150

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/21	8/31/22
Audit Fees	$37,050	$41,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,054	$0
All Other Fees(3)	$0	$0

Total	$45,104	$41,150

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/21	8/31/22
Audit Fees	$36,350	$40,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,282	$350
All Other Fees(3)	$0	$0

Total	$43,632	$40,700

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/20	7/31/21	8/31/21	9/30/21	7/31/22	8/31/22
Audit Fees	$294,675	$253,000	$259,550	$293,350	$276,300	$286,950
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$57,408	$43,653	$53,653	$58,033	$3,400	$350
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$352,083	$296,653	$313,203	$351,383	$279,700	$287,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/20	7/31/21	8/31/21	9/30/21	7/31/22	8/31/22
Registrant(1)	$57,408	$43,653	$53,653	$58,033	$3,400	$350
Eaton Vance(2)	$51,800	$150,300	$150,300	$51,800	$0	$0

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	October 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	October 25, 2022